UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	01/31/19

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Global Dynamic Bond Income Fund

Dreyfus Global Multi-Asset Income Fund

Dreyfus Global Real Return Fund

Dreyfus Total Emerging Markets Fund

Dynamic Total Return Fund

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Dynamic Bond Income Fund
January 31, 2019 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.8%
Argentina - .5%
Argentine Government,
Sr. Unscd. Bonds		6.88	4/22/2021	400,000		383,300
Australia - 3.2%
Australian Government,
Sr. Unscd. Bonds, Ser. 144	AUD	3.75	4/21/2037	300,000		255,303
Australian Government,
Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	1,045,000		792,995
Commonwealth Bank of Australia,
Covered Bonds		2.13	7/22/2020	250,000		247,770
Queensland Treasury,
Govt. Gtd. Bonds, Ser. 27	AUD	2.75	8/20/2027	540,000	[b]	394,666
Treasury Corporation of Victoria,
Govt. Gtd. Notes	AUD	4.25	12/20/2032	1,230,000		1,030,106
						2,720,840
Austria - 1.9%
Austrian Government,
Sr. Unscd. Notes	EUR	3.15	6/20/2044	220,000	[b]	365,027
JBS Investments,
Gtd. Notes		7.25	4/3/2024	200,000		207,564
Oesterreichische Kontrollbank,
Govt. Gtd. Bonds		2.88	9/7/2021	580,000		584,289
Oesterreichische Kontrollbank,
Govt. Gtd. Notes, 3 Month LIBOR +
0.01%		2.80	9/15/2020	400,000	[c]	400,373
						1,557,253
Belgium - .2%
Anheuser-Busch InBev,
Gtd. Notes	GBP	2.25	5/24/2029	130,000		160,326
Brazil - .3%
Light Servicos De Eletricidade,
Gtd. Notes		7.25	5/3/2023	249,000		250,121
Canada - 3.8%
Canada Housing Trust No 1,
Govt. Gtd. Bonds	CAD	2.00	12/15/2019	2,455,000	[b]	1,871,289
Province of British Columbia Canada,
Sr. Unscd. Bonds		2.25	6/2/2026	676,000		649,952
Province of British Columbia Canada,
Sr. Unscd. Notes	EUR	0.88	10/8/2025	328,000		388,699
Royal Bank of Canada,
Covered Bonds		1.88	2/5/2020	280,000		277,499
						3,187,439

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.8% (continued)
Cayman Islands - .3%
Sable International Finance,
Gtd. Notes		6.88	8/1/2022	234,000	[b]	243,360
Colombia - 1.1%
Colombian Government,
Bonds	COP	7.50	8/26/2026	1,148,500,000		394,342
Ecopetrol,
Sr. Unscd. Notes		5.88	9/18/2023	480,000		511,056
						905,398
Czech Republic - .6%
Czech Republic Government,
Bonds, Ser. 52	CZK	4.70	9/12/2022	10,820,000		533,203
Denmark - 1.4%
Jyske Realkredit,
Covered Bonds, Ser. 321E	DKK	1.00	4/1/2021	3,600,000		567,624
Kommunekredit,
Sr. Unscd. Notes		1.63	6/1/2021	410,000		400,817
Orsted,
Sr. Unscd. Notes	GBP	4.88	1/12/2032	116,000		187,823
						1,156,264
Dominican Republic - .1%
Dominican Government,
Sr. Unscd. Bonds		7.50	5/6/2021	111,000		115,274
Ecuador - .7%
Ecuadorian Government,
Sr. Unscd. Bonds		10.50	3/24/2020	200,000		208,890
Ecuadorian Government,
Sr. Unscd. Notes		8.88	10/23/2027	400,000		374,980
						583,870
El Salvador - .4%
Salvadoran Government,
Sr. Unscd. Notes		7.38	12/1/2019	310,000		314,263
Ethiopia - .2%
Ethiopian Government,
Sr. Unscd. Notes		6.63	12/11/2024	200,000		202,076
France - 1.7%
Caisse des Depots et Consignations,
Sr. Unscd. Notes		1.25	5/17/2019	400,000		398,807
Electricite de France,
Jr. Sub. Notes	GBP	6.00	1/28/2049	100,000		132,226
Orange,
Jr. Sub. Notes	EUR	4.00	10/29/2049	200,000		243,022
Societe Generale,
Jr. Sub. Notes	EUR	6.75	4/7/2049	243,000		293,090
WPP Finance,
Gtd. Bonds	GBP	6.38	11/6/2020	264,000		373,877
						1,441,022

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.8% (continued)
Germany - 3.7%
Bundesrepublik Deutschland
Bundesanleihe,
Bonds	EUR	1.25	8/15/2048	565,000		732,402
DEMIRE Deutsche Mittelstand Real
Estate,
Sr. Unscd. Bonds	EUR	2.88	7/15/2022	220,000		252,375
FMS Wertmanagement,
Govt. Gtd. Notes, 3 Month LIBOR +
0.10%		2.79	11/27/2019	600,000	[c]	600,589
FMS Wertmanagement,
Gtd. Bonds		2.75	3/6/2023	700,000		704,234
HELLA Gmbh & Co. KGaA,
Gtd. Notes	EUR	1.00	5/17/2024	184,000		210,943
Kreditanstalt fuer Wiederaufbau,
Govt. Gtd. Notes		1.50	4/20/2020	520,000		513,310
Unitymedia Hessen,
Sr. Scd. Bonds	EUR	6.25	1/15/2029	90,000		113,654
						3,127,507
Ghana - .2%
Ghanaian Government,
Sr. Unscd. Notes		7.88	8/7/2023	200,000		208,396
Guernsey - .2%
Summit Germany,
Sr. Unscd. Bonds	EUR	2.00	1/31/2025	122,000		131,134
Hungary - .5%
Hungarian Government,
Bonds, Ser. 24/C	HUF	2.50	10/24/2024	108,670,000		399,768
India - 1.1%
ECL Finance,
Sr. Scd. Notes	INR	9.05	12/28/2019	14,500,000		201,842
GMR Hyderabad International Airport,
Sr. Scd. Notes		4.25	10/27/2027	200,000		168,533
Housing Development Finance,
Sr. Unscd. Notes	INR	7.88	8/21/2019	20,000,000		279,860
National Highways Authority of India,
Sr. Unscd. Bonds	INR	7.30	5/18/2022	20,000,000		268,957
						919,192
Indonesia - .4%
Indonesian Government,
Sr. Unscd. Notes		5.88	1/15/2024	320,000		348,802
Ireland - 1.7%
Allied Irish Banks,
Sub. Notes	EUR	4.13	11/26/2025	181,000		213,423
Bank of Ireland Group,
Sub. Notes	GBP	3.13	9/19/2027	100,000		124,351
German Postal Pensions Securitisation,
Govt. Gtd. Bonds, Ser. 3	EUR	3.75	1/18/2021	500,000		616,236

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.8% (continued)
Ireland - 1.7% (continued)
Silverback Finance,
Sr. Scd. Bonds	EUR	3.13	2/25/2037	185,128		221,449
Virgin Media Receivables Financing
Notes I,
Sr. Scd. Bonds	GBP	5.50	9/15/2024	208,000		270,218
						1,445,677
Israel - .2%
Israel Electric,
Sr. Scd. Notes		4.25	8/14/2028	200,000	[b]	198,990
Italy - 1.7%
Italian Government,
Bonds	EUR	0.35	6/15/2020	410,000		470,567
Italian Government,
Bonds	EUR	4.50	3/1/2024	490,000		637,943
Pro-Gest,
Sr. Unscd. Bonds	EUR	3.25	12/15/2024	120,000		125,133
Telecom Italia,
Sr. Unscd. Notes		5.30	5/30/2024	200,000	[b]	190,750
						1,424,393
Japan - 1.5%
Japanese Government,
Sr. Unscd. Bonds, Ser. 387	JPY	0.10	4/15/2020	133,300,000		1,227,975
Jersey - .6%
AA Bond Co.,
Sr. Scd. Notes	GBP	4.25	7/31/2043	100,000		133,391
AA Bond Co.,
Sr. Scd. Notes	GBP	4.88	7/31/2024	100,000		125,189
CPUK Finance,
Scd. Bonds	GBP	4.25	2/28/2047	200,000		257,137
						515,717
Kuwait - 1.0%
Kuwaiti Government,
Sr. Unscd. Bonds		2.75	3/20/2022	830,000		819,625
Luxembourg - .8%
4finance,
Gtd. Notes		10.75	5/1/2022	200,000		194,080
Amigo Luxembourg,
Sr. Scd. Notes	GBP	7.63	1/15/2024	100,000		135,280
AnaCap Financial Europe,
Sr. Scd. Notes, 3 Month EURIBOR +
5% @ Floor	EUR	5.00	8/1/2024	200,000	[c]	188,470
SELP Finance,
Gtd. Bonds	EUR	1.25	10/25/2023	150,000		170,826
						688,656
Mexico - 1.9%
Fomento Economico Mexicano,
Sr. Unscd. Bonds	EUR	1.75	3/20/2023	250,000		295,588

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.8% (continued)
Mexico - 1.9% (continued)
Mexican Government,
Bonds, Ser. M	MXN	8.00	11/7/2047	4,200,000		201,702
Mexican Government,
Bonds, Ser. M20	MXN	7.50	6/3/2027	16,370,000		808,619
Sigma Alimentos,
Gtd. Bonds	EUR	2.63	2/7/2024	276,000		324,133
						1,630,042
Mongolia - .5%
Mongolian Government,
Sr. Unscd. Notes		5.63	5/1/2023	450,000		443,214
Netherlands - 3.2%
Enel Finance International,
Gtd. Notes		2.75	4/6/2023	325,000		307,552
Fiat Chrysler Automobiles,
Sr. Unscd. Notes		4.50	4/15/2020	250,000		251,875
JAB Holdings,
Gtd. Bonds	EUR	1.25	5/22/2024	100,000		114,309
Netherlands Development Finance
Company,
Sr. Unscd. Bonds, 3 Month LIBOR +
0.04%		2.81	9/7/2021	400,000	[c]	401,096
Netherlands Development Finance
Company,
Sr. Unscd. Notes, 3 Month LIBOR +
0.14%		2.90	10/21/2019	192,000	[c]	192,261
Promontoria Holding 264,
Sr. Scd. Notes	EUR	6.75	8/15/2023	100,000		113,896
Shell International Finance,
Gtd. Notes, 3 Month LIBOR + 0.45%		3.07	5/11/2020	287,000	[c]	288,559
Sigma Finance Netherlands,
Gtd. Notes		4.88	3/27/2028	200,000		198,750
Telefonica Europe,
Gtd. Bonds	EUR	4.20	12/29/2049	100,000		117,708
Teva Pharmaceutical Finance
Netherlands II,
Gtd. Notes	EUR	1.13	10/15/2024	100,000		101,611
Teva Pharmaceutical Finance
Netherlands III,
Gtd. Notes		2.20	7/21/2021	180,000		170,242
Volkswagen International Finance,
Gtd. Bonds, Ser. 4Y	EUR	0.50	3/30/2021	100,000		113,942
Vonovia Finance,
Gtd. Notes	EUR	1.50	3/31/2025	242,000		278,929
						2,650,730
New Zealand - 1.5%
New Zealand Government,
Sr. Unscd. Bonds	NZD	4.50	4/15/2027	1,625,000		1,247,569

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.8% (continued)
Norway - 1.6%
DNB Boligkreditt,
Covered Bonds		2.50	3/28/2022	255,000		252,013
Norwegian Government,
Bonds, Ser. 479	NOK	1.75	2/17/2027	7,050,000	[b]	843,598
SpareBank 1 Boligkreditt,
Covered Bonds		1.75	11/15/2019	260,000	[b]	258,054
						1,353,665
Peru - .5%
Peruvian Government,
Sr. Unscd. Notes	PEN	6.35	8/12/2028	630,000		199,911
Peruvian Government,
Unscd. Notes	PEN	5.70	8/12/2024	640,000		200,121
						400,032
Saudi Arabia - 1.0%
Saudi Arabian Government,
Sr. Unscd. Notes		4.38	4/16/2029	800,000		816,198
Singapore - .2%
Mulhacen Pte.,
Sr. Scd. Bonds	EUR	6.50	8/1/2023	167,000		190,700
South Korea - .8%
Export-Import Bank of Korea,
Sr. Unscd. Notes, 3 Month LIBOR +
0.46%		3.22	10/21/2019	401,000	[c]	400,826
Export-Import Bank of Korea,
Sr. Unscd. Notes, Ser. 5FRN, 3 Month
LIBOR + 0.88%		3.65	1/25/2022	309,000	[c]	310,438
						711,264
Spain - .8%
Banco Bilbao Vizcaya Argentaria,
Jr. Sub. Bonds	EUR	5.88	5/24/2022	200,000		225,183
Banco Santander,
Jr. Sub. Bonds	EUR	5.25	9/29/2023	400,000		430,805
						655,988
Supranational - 4.5%
Asian Development Bank,
Sr. Unscd. Notes, 3 Month LIBOR +
0.19%		2.98	6/16/2021	400,000	[c]	401,906
Eagle Intermediate Global Holding,
Sr. Scd. Bonds		7.50	5/1/2025	150,000	[b]	143,813
European Bank for Reconstruction &
Development,
Sr. Unscd. Notes		2.75	3/7/2023	400,000		402,228
European Bank for Reconstruction &
Development,
Sr. Unscd. Notes	IDR	8.30	10/2/2020	5,800,000,000		418,194

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.8% (continued)
Supranational - 4.5% (continued)
European Bank for Reconstruction &
Development,
Sr. Unscd. Notes, 3 Month LIBOR +
0.01%		2.63	5/11/2022	510,000	[c]	509,938
European Bank for Reconstruction &
Development,
Sr. Unscd. Notes, 3 Month LIBOR
FLAT		2.82	3/23/2020	292,000	[c]	292,110
European Investment Bank,
Sr. Unscd. Notes	IDR	7.20	7/9/2019	4,650,000,000		332,148
Inter-American Development Bank,
Unscd. Notes	GBP	5.25	6/7/2021	220,000		316,130
International Bank for Reconstruction
& Development,
Sr. Unscd. Bonds, 3 Month LIBOR +
0.28%		2.90	2/11/2021	410,000	[c]	412,335
Nordic Investment Bank,
Sr. Unscd. Notes		1.25	8/2/2021	600,000		580,760
						3,809,562
Sweden - .7%
Kommuninvest I Sverige,
Govt. Gtd. Notes		3.00	11/16/2021	300,000		303,165
Stadshypotek,
Covered Bonds		2.50	4/5/2022	307,000		303,203
						606,368
Switzerland - .7%
UBS,
Sub. Notes	EUR	4.75	2/12/2026	235,000		287,362
UBS Group Funding Switzerland,
Gtd. Bonds		7.13	2/19/2020	280,000		286,015
						573,377
United Kingdom - 13.2%
Anglian Water Services Financing,
Sr. Scd. Notes	GBP	1.63	8/10/2025	215,000		274,112
Bank of England,
Unscd. Notes		2.50	3/5/2021	396,000		395,519
Bunzl Finance,
Gtd. Bonds	GBP	2.25	6/11/2025	242,000		310,727
BUPA Finance,
Gtd. Bonds	GBP	6.13	12/29/2049	130,000		180,718
Cadent Finance,
Gtd. Notes	GBP	1.13	9/22/2021	264,000		342,664
Close Brothers Finance,
Gtd. Notes	GBP	2.75	10/19/2026	141,000		183,244
Close Brothers Finance,
Gtd. Notes	GBP	3.88	6/27/2021	200,000		273,686
Coca-Cola European Partners,
Gtd. Notes	EUR	1.13	5/26/2024	160,000		186,863

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.8% (continued)
United Kingdom - 13.2% (continued)
Coventry Building Society,
Covered Bonds, 3 Month LIBOR +
0.30%	GBP	1.21	3/17/2020	100,000	[c]	131,244
Coventry Building Society,
Jr. Sub. Bonds	GBP	6.38	12/29/2049	200,000		266,703
Coventry Building Society,
Sr. Unscd. Notes	EUR	2.50	11/18/2020	200,000		237,049
CYBG,
Sr. Unscd. Notes	GBP	3.13	6/22/2025	390,000		478,277
EI Group,
First Mortgage Bonds	GBP	6.38	2/15/2022	100,000		134,251
HSBC Bank,
Sub. Notes	GBP	5.38	11/4/2030	195,000		293,479
Iceland Bondco,
Sr. Scd. Notes	GBP	4.63	3/15/2025	100,000		117,280
Informa,
Gtd. Notes	EUR	1.50	7/5/2023	254,000		289,318
Investec,
Jr. Sub. Notes	GBP	6.75	12/5/2049	200,000		242,695
Iron Mountain UK,
Gtd. Notes	GBP	3.88	11/15/2025	210,000		263,380
Jerrold Finco,
Sr. Scd. Bonds	GBP	6.13	1/15/2024	108,000		139,076
John Lewis,
Sr. Unscd. Notes	GBP	8.38	4/8/2019	175,000		231,941
KCA Deutag UK Finance,
Sr. Scd. Notes		7.25	5/15/2021	200,000	[b]	160,000
Lloyds Banking Group,
Jr. Sub. Bonds	GBP	7.00	12/29/2049	200,000		264,303
London & Quadrant Housing Trust,
Sr. Scd. Bonds	GBP	2.63	5/5/2026	142,000		189,688
Matalan Finance,
Sr. Scd. Bonds	GBP	6.75	1/31/2023	130,000		157,506
Mclaren Finance,
Sr. Scd. Bonds	GBP	5.00	8/1/2022	133,000		162,765
Mitchells & Butlers Finance,
Scd. Bonds, Ser. B2	GBP	6.01	12/15/2028	164,833		244,768
Motability Operations Group,
Gtd. Notes	EUR	1.63	6/9/2023	200,000		240,257
Nationwide Building Society,
Jr. Sub. Notes	GBP	6.88	3/11/2049	400,000		531,007
Neptune Energy Bondco,
Sr. Unscd. Notes		6.63	5/15/2025	200,000		194,250
NIE Finance,
Gtd. Bonds	GBP	2.50	10/27/2025	117,000		155,673
Prudential,
Sr. Unscd. Bonds	GBP	5.88	5/11/2029	205,000		356,746

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.8% (continued)
United Kingdom - 13.2% (continued)
Royal Bank of Scotland Group,
Jr. Sub. Bonds		7.50	12/29/2049	400,000		410,000
Saga,
Gtd. Bonds	GBP	3.38	5/12/2024	228,000		270,533
Skipton Building Society,
Covered Bonds, 3 Month LIBOR +
0.31%	GBP	1.14	5/2/2023	133,000	[c]	173,323
Tesco Property Finance 3,
Sr. Scd. Bonds	GBP	5.74	4/13/2040	72,729		112,147
Thames Water Kemble Finance,
Sr. Scd. Notes	GBP	7.75	4/1/2019	248,000		327,669
TP ICAP,
Gtd. Notes	GBP	5.25	1/26/2024	190,000		237,232
UNITE USAF II,
Sr. Scd. Notes	GBP	3.37	6/30/2023	300,000		417,956
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/2027	500,000		828,374
Vodafone Group,
Jr. Sub. Bonds	GBP	4.88	10/3/2078	194,000		245,099
Wagamama Finance,
Sr. Scd. Notes	GBP	4.13	7/1/2022	100,000		129,290
Yorkshire Building Society,
Covered Bonds, SONIO + . 06%	GBP	1.30	11/19/2023	260,000	[c]	339,236
						11,120,048
United States - 30.7%
Anheuser-Busch InBev Worldwide,
Gtd. Notes		4.00	4/13/2028	200,000		199,110
Anheuser-Busch InBev Worldwide,
Gtd. Notes, Ser. 5FRN, 3 Month LIBOR
+ 0.74%		3.54	1/12/2024	400,000	[c]	390,237
Antero Resources,
Gtd. Notes		5.63	6/1/2023	197,000		197,493
AT&T,
Sr. Unscd. Notes, 3 Month LIBOR +
1.18%		3.96	6/12/2024	410,000	[c]	406,222
Best Buy,
Sr. Unscd. Bonds		5.50	3/15/2021	210,000		218,419
Best Buy,
Sr. Unscd. Notes		4.45	10/1/2028	248,000		236,234
BWAY Holding Co.,
Sr. Scd. Bonds	EUR	4.75	4/15/2024	119,000		136,152
CenturyLink,
Sr. Unscd. Notes, Ser. V		5.63	4/1/2020	114,000		115,459
CFX Escrow,
Sr. Unscd. Notes		6.00	2/15/2024	95,000	[b]	95,000
Chesapeake Energy,
Gtd. Notes		6.63	8/15/2020	250,000		253,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.8% (continued)
United States - 30.7% (continued)
Chesapeake Energy,
Gtd. Notes		7.00	10/1/2024	147,000		144,060
Chesapeake Energy,
Gtd. Notes, 3 Month LIBOR + 3.25%		6.04	4/15/2019	155,000	[c]	155,000
Citigroup,
Sub. Notes		5.50	9/13/2025	300,000		325,586
Comcast,
Gtd. Notes, 3 Month LIBOR + 0.33%		3.13	10/1/2020	116,000	[c]	116,152
CSC Holdings,
Sr. Unscd. Notes		10.13	1/15/2023	200,000	[b]	215,750
Digital Euro Finco,
Gtd. Bonds	EUR	2.50	1/16/2026	357,000		417,210
Dollar General,
Sr. Unscd. Notes		4.15	11/1/2025	208,000		210,034
eBay,
Sr. Unscd. Notes, 3 Month LIBOR +
0.48%		3.02	8/1/2019	329,000	[c]	328,992
Freeport-McMoRan,
Gtd. Notes		3.10	3/15/2020	289,000		286,471
General Electric,
Sr. Unscd. Notes	GBP	6.44	11/15/2022	17,966		25,356
HCA,
Sr. Scd. Notes		6.50	2/15/2020	390,000		401,700
JPMorgan Chase & Co.,
Sr. Unscd. Notes, 3 Month LIBOR +
1.21%		3.96	10/29/2020	323,000	[c]	327,195
JPMorgan Chase Bank,
Sr. Unscd. Notes, 3 Month LIBOR +
0.25%		2.87	2/13/2020	460,000	[c]	460,045
Laureate Education,
Gtd. Notes		8.25	5/1/2025	153,000	[b]	166,770
Lions Gate Capital Holdings,
Sr. Unscd. Notes		6.38	2/1/2024	148,000	[b]	149,850
Microsoft,
Sr. Unscd. Bonds		2.00	8/8/2023	250,000		243,193
New York Life Global Funding,
Scd. Notes		1.70	9/14/2021	270,000		261,168
NextEra Energy Capital Holdings,
Gtd. Notes, 3 Month LIBOR + 0.32%		3.05	9/3/2019	300,000	[c]	299,277
Packaging Corporation of America,
Sr. Unscd. Notes		2.45	12/15/2020	71,000		70,057
Post Holdings,
Gtd. Notes		5.50	3/1/2025	134,000	[b]	133,833
PSPC Escrow,
Sr. Unscd. Notes	EUR	6.00	2/1/2023	210,000		248,623
Range Resources,
Gtd. Notes		5.00	3/15/2023	264,000		251,790

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.8% (continued)
United States - 30.7% (continued)
Refinitiv US Holdings,
Sr. Unscd. Notes	EUR	6.88	11/15/2026	150,000		157,225
Reynolds Group Issuer,
Sr. Scd. Notes		5.75	10/15/2020	92,065		92,530
RWT Holdings,
Gtd. Bonds		5.63	11/15/2019	148,000		148,839
Spectrum Brands,
Gtd. Bonds	EUR	4.00	10/1/2026	100,000		113,438
Sprint Capital,
Gtd. Notes		8.75	3/15/2032	153,000		168,300
Sprint Communications,
Gtd. Notes		7.00	3/1/2020	320,000	[b]	330,000
T-Mobile USA,
Gtd. Notes		6.00	3/1/2023	129,000		132,548
U.S. Treasury Bonds		2.88	5/15/2043	1,750,000		1,716,675
U.S. Treasury Bonds		3.00	11/15/2045	2,370,000		2,374,721
U.S. Treasury Notes		1.50	8/15/2026	875,000		811,870
U.S. Treasury Notes		1.63	8/15/2022	1,360,000		1,322,892
U.S. Treasury Notes		2.13	7/31/2024	885,000		869,495
U.S. Treasury Notes		2.25	11/15/2027	415,000		403,344
U.S. Treasury Notes		2.50	5/31/2020	2,080,000		2,079,716
U.S. Treasury Notes		3.50	5/15/2020	2,400,000		2,429,813
United States Treasury Inflation
Indexed Bonds,
US CPI Urban Consumers Not
Seasonally Adjusted		2.38	1/15/2025	2,206,199	[d]	2,422,036
United States Treasury Inflation
Indexed Bonds,
US CPI Urban Consumers Not
Seasonally Adjusted		3.38	4/15/2032	440,178	[d]	579,832
United States Treasury Inflation
Indexed Notes,
US CPI Urban Consumers Not
Seasonally Adjusted		0.13	4/15/2020	231,932	[d]	228,907
United States Treasury Inflation
Indexed Notes,
US CPI Urban Consumers Not
Seasonally Adjusted		0.13	4/15/2022	1,461,268	[d]	1,430,901
US Bank,
Sr. Unscd. Notes, 3 Month LIBOR +
0.32%		3.08	4/26/2021	250,000	[c]	250,030
Verizon Communications,
Sr. Unscd. Notes, 3 Month LIBOR +
1%		3.79	3/16/2022	320,000	[c]	323,338

25,872,013

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 92.8% (continued)
Vietnam - 1.0%
Vietnamese Government,
Sr. Unscd. Bonds	6.75	1/29/2020	800,000		827,800
Total Bonds and Notes
(cost $78,652,097)					78,118,411
Description /Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Amount ($)		Value ($)
Options Purchased - .0%
Put Options - .0%
U. S. 10 Year Treasury Notes,
Contracts 46	117.50	2/22/2019	4,600,000		0
U. S. 10 Year Treasury Notes,
Contracts 35	143.00	2/22/2019	3,500,000		2,734
Total Options Purchased
(cost $37,730)					2,734

Exchange-Traded Funds - 5.4%
United States - 5.4%
iShares iBoxx High Yield Corporate
Bond ETF			29,472		2,508,362
iShares JP Morgan USD Emerging
Markets Bond Fund			18,800		2,046,944
Total Exchange-Traded Funds
(cost $4,454,997)					4,555,306
	1-Day
Description	Yield (%)		Shares		Value ($)
Investment Companies - 2.4%
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund
(cost $2,020,460)	2.37		2,020,460	[e]	2,020,460

Total Investments (cost $85,165,284)	100.6%	84,696,911
Liabilities, Less Cash and Receivables	(0.6%)	(540,827)
Net Assets	100.0%	84,156,084

ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate
AUD—Australian Dollar
CAD—Canadian Dollar
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
INR—Indian Rupee
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol

a	Amount stated in U.S. Dollars unless otherwise noted above.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities were valued at $5,760,750 or 6.85% of net assets.

c	Variable rate security—rate shown is the interest rate in effect at period end.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Global Dynamic Bond Income Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds†		34,241,442		34,241,442
Exchange-Traded Funds	4,555,306			4,555,306
Foreign Government		27,206,767		27,206,767
Investment Company	2,020,460			2,020,460
U.S. Treasury		16,670,202		16,670,202
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts†		215,670		215,670
Options Purchased	2,734			2,734
Liabilities ($)
Other Financial Instruments:
Futures†	(31,164)			(31,164)
Forward Foreign Currency
Exchange Contracts†		(264,363)		(264,363)

†	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus Global Dynamic Bond Income Fund
January 31, 2019 (Unaudited)

	Number of		Notional			Unrealized
Description	Contracts	Expiration	Value ($)		Value ($)	(Depreciation) ($)
Futures Short
Euro-Schatz	66	3/19	8,450,570	[a]	8,451,440	(870)
Long Gilt	5	3/19	801,642	[a]	810,110	(8,468)
Long Term French
Government Future	10	3/19	1,728,496	[a]	1,750,322	(21,826)
Gross Unrealized Depreciation						(31,164)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Global Dynamic Bond Income Fund
January 31, 2019 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
CIBC World Markets Corp.
United States
Dollar	1,328,197	Philippine Peso	70,773,000	2/13/19	(28,612)
		United States
Euro	102,356	Dollar	116,937	2/13/19	348
United States
Dollar	125	Euro	109	2/1/19	-
		United States
Japanese Yen	7,782,000	Dollar	68,989	2/13/19	2,530
Citigroup
		United States
Japanese Yen	83,821,691	Dollar	747,027	2/13/19	23,325
United States
Dollar	627,247	Japanese Yen	69,429,176	2/13/19	(10,833)
		United States
Czech Koruna	14,740,000	Dollar	650,914	2/13/19	4,302
		United States
Euro	604,403	Dollar	694,789	2/13/19	(2,234)
United States
Dollar	325,218	Euro	285,062	2/13/19	(1,419)
		United States
British Pound	203,732	Dollar	260,030	2/13/19	7,363
United States
Dollar	472,762	British Pound	373,673	2/13/19	(17,674)
United States		New Zealand
Dollar	867,181	Dollar	1,283,321	2/13/19	(20,125)
		United States
Australian Dollar	1,859,000	Dollar	1,326,175	2/13/19	25,390
United States
Dollar	575,407	Danish Krone	3,729,408	2/13/19	2,954
RBS Securities
		United States
Swiss Franc	791,600	Dollar	797,366	2/13/19	(374)
United States
Dollar	740,318	Indian Rupee	54,617,000	2/13/19	(26,505)
United States
Dollar	24,657	Euro	21,474	2/1/19	76
		United States
Euro	615,000	Dollar	701,749	2/13/19	2,948
United States
Dollar	1,535,440	Euro	1,348,829	2/13/19	(10,114)
		United States
British Pound	502,000	Dollar	637,937	2/13/19	20,924
United States
Dollar	587,948	British Pound	464,000	2/13/19	(21,039)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
RBS Securities (continued)
United States
Dollar	3,766,775	Australian Dollar	5,195,834	2/13/19	(10,797)
State Street Bank and Trust Company
United States
Dollar	715,752	Canadian Dollar	942,713	2/13/19	(1,922)
United States
Dollar	396,774	Hungarian Forint	111,040,419	2/13/19	(5,904)
United States
Dollar	843,772	Norwegian Krone	7,216,317	2/13/19	(12,382)
		United States
Euro	619,532	Dollar	707,841	2/13/19	2,049
United States
Dollar	15,344,417	Euro	13,350,669	2/13/19	46,562
		United States
British Pound	1,427,849	Dollar	1,837,074	2/13/19	36,939
United States
Dollar	12,620,368	British Pound	9,645,509	2/13/19	(39,098)
United States		New Zealand
Dollar	308,900	Dollar	456,748	2/13/19	(6,902)
United States
Dollar	3,245	British Pound	2,476	2/1/19	(3)
		United States
Philippine Peso	70,773,000	Dollar	1,332,198	2/13/19	24,611
United States
Dollar	263,299	Mexican Peso	5,154,291	2/13/19	(5,710)
United States
Dollar	223,110	Euro	195,458	2/1/19	(630)
UBS Securities
United States
Dollar	663,762	Japanese Yen	74,355,000	2/13/19	(19,588)
United States
Dollar	87,584	Australian Dollar	122,000	2/13/19	(1,115)
		United States
Mexican Peso	778,379	Dollar	38,329	2/13/19	2,296
		United States
Euro	177,945	Dollar	203,693	2/13/19	205
United States
Dollar	1,167,452	Canadian Dollar	1,529,263	2/13/19	3,246
		United States
British Pound	365,694	Dollar	470,365	2/13/19	9,598
United States
Dollar	667,767	British Pound	525,078	2/13/19	(21,383)
United States
Dollar	1,401	Euro	1,220	2/4/19	4
Gross Unrealized Appreciation					215,670
Gross Unrealized Depreciation					(264,363)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

NOTES

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

NOTES

At January 31, 2019, accumulated net unrealized depreciation on investments was $468,373, consisting of $840,698 gross unrealized appreciation and $1,309,071 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Multi-Asset Income Fund
January 31, 2019 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]	Value ($)
Bonds and Notes - 20.7%
Australia - 2.2%
Australian Government,
Bonds, Ser. 138	AUD	3.25	4/21/2029	161,000	127,741
New South Wales Treasury,
Bonds	AUD	3.00	3/20/2028	185,000	138,061
					265,802
Ecuador - 1.6%
Ecuadorian Government,
Sr. Unscd. Notes		8.88	10/23/2027	200,000	187,490
Guatemala - 1.8%
Guatemalan Government,
Bonds		5.75	6/6/2022	200,000	210,064
Indonesia - .9%
Indonesian Treasury,
Sr. Unscd. Bonds, Ser. FR72	IDR	8.25	5/15/2036	1,500,000,000	105,153
Mexico - 3.1%
Mexican Bonos,
Bonds, Ser. M	MXN	6.50	6/9/2022	1,886,800	93,799
Mexican Government,
Bonds, Ser. M	MXN	8.00	11/7/2047	4,725,700	226,949
Mexican Government,
Bonds, Ser. M 20	MXN	8.50	5/31/2029	1,000,600	52,291
					373,039
Netherlands - .9%
Petrobras Global Finance,
Gtd. Notes		6.88	1/20/2040	64,000	65,200
Teva Pharmaceuticals Finance
Netherlands III,
Gtd. Notes		2.20	7/21/2021	46,000	43,506
					108,706
Peru - .5%
Peruvian Government,
Sr. Unscd. Notes	PEN	6.35	8/12/2028	90,000	28,559
Peruvian Government,
Unscd. Notes	PEN	5.70	8/12/2024	91,000	28,455
					57,014
United Kingdom - 3.5%
Nationwide Building Society,
Jr. Sub. Notes	GBP	6.88	6/20/2019	100,000	132,752
Tesco Property Finance 3,
Sr. Scd. Bonds	GBP	5.74	4/13/2040	96,974	149,532

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 20.7% (continued)
United Kingdom - 3.5% (continued)
Virgin Media Secured Finance,
Sr. Scd. Notes	GBP	6.25	3/28/2029	100,000		135,324
						417,608
United States - 6.2%
CCO Holdings,
Sr. Unscd. Notes	5.50		5/1/2026	44,000	[b]	44,000
Sprint,
Gtd. Notes	7.13		6/15/2024	129,000		132,870
Sprint Capital,
Gtd. Notes	8.75		3/15/2032	61,000		67,100
T-Mobile USA,
Gtd. Notes	6.00		3/1/2023	48,000		49,320
U.S. Treasury Notes	2.00		2/15/2025	230,200		223,793
United States Treasury Inflation
Indexed Bonds,
US CPI Urban Consumers Not
Seasonally Adjusted	2.38		1/15/2025	194,145	[c]	213,139
						730,222
Total Bonds and Notes
(cost $2,553,567)						2,455,098

Convertible Bonds - 3.3%
Cayman Islands - 1.6%
Ctrip.com International,
Sr. Unscd. Bonds	1.99		7/1/2025	184,000		188,094
United States - 1.7%
Redwood Trust,
Sr. Unscd. Notes	4.75		8/15/2023	214,000		201,981
Total Convertible Bonds
(cost $420,214)						390,075
Description				Shares		Value ($)
Common Stocks - 62.7%
Australia - 4.5%
Dexus				18,099	[d]	151,301
Insurance Australia Group				23,307	[e]	120,345
Sydney Airport				28,902		137,938
Transurban Group				14,537		128,728
						538,312
Brazil - .5%
Ambev, ADR				13,454		64,714
Canada - 1.0%
Suncor Energy				3,686		118,888
China - 1.8%
China Harmony New Energy Auto
Holding				315,500	[e]	122,330

Description	Shares		Value ($)
Common Stocks - 62.7% (continued)
China - 1.8% (continued)
Hollysys Automation Technologies	4,124	[e]	85,037
			207,367
Georgia - 2.1%
Bank of Georgia Group	3,383	[e]	68,018
Georgia Capital	3,383	[e]	48,139
TBC Bank Group	6,995	[e]	132,281
			248,438
Germany - 4.1%
HeidelbergCement	914	[e]	63,156
Hella Gmbh & Co.	1,599	[e]	72,602
Infineon Technologies	4,562		101,377
Telefonica Deutschland Holding	71,152		249,263
			486,398
Guernsey - 2.2%
Hipgnosis Songs Fund	182,504		258,526
Hong Kong - 5.3%
AIA Group	34,800	[e]	312,735
Link REIT	14,500		159,019
Man Wah Holdings	132,400		62,293
Sands China	20,400		97,529
			631,576
Ireland - .7%
CRH	2,967	[e]	85,428
Israel - 1.3%
Bank Hapoalim	19,007	[e]	128,821
Teva Pharmaceutical Industries, ADR	1,199	[e]	23,800
			152,621
Italy - 2.4%
Atlantia	11,798		278,776
Japan - 1.4%
Ebara	2,200		60,515
Japan Tobacco	4,100		103,549
			164,064
Jordan - .5%
Hikma Pharmaceuticals	2,536	[e]	53,623
Mexico - 1.8%
Kimberly-Clark de Mexico, Cl. A	35,261	[e]	59,063
Wal-Mart de Mexico	57,500		151,040
			210,103
Netherlands - .8%
Royal Dutch Shell, Cl. B	2,990		93,010
New Zealand - 2.2%
SKYCITY Entertainment Group	71,370	[e]	189,182

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 62.7% (continued)
New Zealand - 2.2% (continued)
Spark New Zealand	26,951	[e]	75,539
			264,721
Norway - 1.4%
Entra	11,474	[b,e]	166,153
Singapore - 2.8%
Mapletree Greater China Commercial
Trust	148,100		140,889
Parkway Life Real Estate Investment
Trust	87,300		186,165
			327,054
Switzerland - 4.0%
ABB	5,562	[e]	106,282
Ferguson	2,171	[e]	145,239
Novartis	1,104		96,350
Zurich Insurance Group	400	[e]	125,644
			473,515
United Kingdom - 11.2%
Ascential	19,958	[e]	99,532
B&M European Value Retail	22,627		96,261
BAE Systems	22,206	[e]	149,180
Barclays	31,218	[e]	64,845
British American Tobacco	2,561		90,358
Diageo	3,665		139,751
Dixons Carphone	31,937		57,835
Informa	18,664	[e]	165,675
Lloyds Banking Group	121,841	[e]	92,736
Prudential	7,404	[e]	144,456
Royal Bank of Scotland Group	27,555	[e]	87,163
Whitbread	2,192		140,604
			1,328,396
United States - 10.7%
Albemarle	1,442		116,413
American Homes 4 Rent, Cl. A	5,667	[d]	125,297
Apple	927		154,290
Applied Materials	2,219		86,718
Citigroup	2,417		155,800
General Electric	6,860		69,698
Gilead Sciences	535		37,455
Las Vegas Sands	895		52,232
Microsoft	1,091		113,933
Redwood Trust	12,137	[d]	195,770
Samsonite International	24,591	[b,e]	72,310

Description		Shares		Value ($)
Common Stocks - 62.7% (continued)
United States - 10.7% (continued)
Schlumberger		2,032		89,835
				1,269,751
Total Common Stocks
(cost $8,234,317)				7,421,434
		Shares
Preferred Stocks - 2.3%
Germany - 1.3%
Volkswagen	2.63	873	[e]	148,504
South Korea - 1.0%
Samsung Electronics	3.73	3,554		120,190
Total Preferred Stocks
(cost $317,720)				268,694

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day
Description	Yield (%)	Shares		Value ($)
Investment Companies - 10.9%
Guernsey - 3.5%
International Public Partnerships		149,226	[e]	301,890
Tufton Oceanic Assets		106,687	[e]	110,954
				412,844
United Kingdom - 6.1%
Greencoat UK Wind		137,132		240,748
Gresham House Energy Storage Fund		100,787		136,158
John Laing Environmental Assets Group		241,671		345,568
				722,474
United States - 1.3%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund	2.37	158,760	[f]	158,760
Total Investment Companies
(cost $1,226,574)				1,294,078
Total Investments (cost $12,752,392)		99.9%		11,829,379
Cash and Receivables (Net)		0.1%		10,431
Net Assets		100.0%		11,839,810

ADR—American Depository Receipt
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
IDR—Indonesian Rupiah
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
SGD—Singapore Dollar

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities were valued at $282,463 or 2.39% of net assets.

[c]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[d]	Investment in real estate investment trust.
[e]	Non-income producing security.
[f]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Global Multi-Asset Income Fund
January 31, 2019 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
State Street Bank and Trust Company
United States
Dollar	73,711	Japanese Yen	8,271,000	2/14/19	(2,308)
		United States
Australian Dollar	75,126	Dollar	54,872	2/14/19	(252)
United States
Dollar	592,904	Australian Dollar	812,167	2/14/19	2,418
United States
Dollar	1,097,447	British Pound	856,601	4/12/19	(30,254)
United States
Dollar	1,013	Hong Kong Dollar	7,944	2/4/19	-
Gross Unrealized Appreciation					2,418
Gross Unrealized Depreciation					(32,814)

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Multi-Asset Income Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Convertible Bonds	-	390,075		-	390,075
Corporate Bonds	-	819,604		-	819604
Equity Securities –
Common Stocks	1,699,983	5,721,451	†	-	7,421,434
Equity Securities –
Preferred Stocks	-	268,694	†	-	268,694
Foreign Government	-	1,198,562		-	1,198,562
Investment Companies	1,294,078	-		-	1,294,078
U.S. Treasury	-	436,932		-	436,932
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	2,418		-	2,418
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(32,814)		-	(32,814)

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2019 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized

NOTES

gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2019, accumulated net unrealized depreciation on investments was $923,013, consisting of $285,456 gross unrealized appreciation and $1,208,469 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
January 31, 2019 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 43.1%
Argentina - .1%
Argentine Government,
Sr. Unscd. Notes		8.28	12/31/2033	2,101,034		1,866,790
Australia - 4.9%
Australian Government,
Sr. Unscd. Bonds	AUD	3.00	3/21/2047	49,761,000		37,760,998
Australian Government,
Sr. Unscd. Bonds	AUD	3.25	6/21/2039	17,732,000		14,118,240
Australian Government,
Sr. Unscd. Bonds, Ser. 144	AUD	3.75	4/21/2037	32,985,000		28,070,547
New South Wales Treasury,
Govt. Gtd. Notes	AUD	3.52	11/20/2025	6,226,300		6,664,226
Treasury Corp. of Victoria,
Govt. Gtd. Notes	AUD	4.25	12/20/2032	6,399,000		5,359,065
Treasury Corp. of Victoria,
Govt. Gtd. Notes	AUD	5.50	11/17/2026	4,023,000		3,555,773
						95,528,849
Brazil - 1.1%
Brazilian Government,
Sr. Unscd. Bonds		4.88	1/22/2021	20,873,000		21,530,500
Canada - 1.5%
Canada Housing Trust No 1,
Govt. Gtd. Bonds	CAD	2.35	6/15/2027	37,015,000	[b]	28,230,223
Cayman Islands - .1%
Dwr Cymru Financing,
Asset Backed Bonds	GBP	1.86	3/31/2048	195,912	[c]	425,784
Sable International Finance,
Gtd. Notes		6.88	8/1/2022	1,226,000	[b]	1,275,040
						1,700,824
Colombia - .2%
Colombian Government,
Sr. Unscd. Notes		4.50	3/15/2029	3,580,000		3,669,536
Dominican Republic - .0%
Dominican Government,
Sr. Unscd. Bonds		7.50	5/6/2021	137,000		142,274
Ecuador - .1%
Ecuadorian Government,
Sr. Unscd. Notes		8.88	10/23/2027	2,435,000		2,282,691
Germany - 1.3%
German Government,
Bonds	EUR	0.25	8/15/2028	14,935,894		17,341,255

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]	Value ($)
Bonds and Notes - 43.1% (continued)
Germany - 1.3% (continued)
German Government,
Bonds	EUR	1.25	8/15/2048	5,691,701	7,378,078
					24,719,333
India - .1%
National Highways Authority of India,
Sr. Unscd. Bonds	INR	7.30	5/18/2022	120,000,000	1,613,740
Indonesia - .1%
Indonesian Government,
Sr. Unscd. Bonds	IDR	8.25	5/15/2036	15,462,000,000	1,083,917
Jersey - .1%
CPUK Finance,
Scd. Bonds	GBP	4.25	2/28/2047	1,795,000	2,307,808
Mexico - 1.0%
Mexican Government,
Bonds	MXN	7.50	6/3/2027	100,142,600	4,946,682
Mexican Government,
Bonds	MXN	7.75	5/29/2031	77,244,000	3,780,875
Mexican Government,
Bonds	MXN	8.00	11/7/2047	58,782,900	2,823,009
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/2024	151,711,100	8,568,923
					20,119,489
Netherlands - .2%
Fiat Chrysler Automobiles,
Sr. Unscd. Notes		4.50	4/15/2020	859,000	865,442
InterXion Holding,
Gtd. Notes	EUR	4.75	6/15/2025	887,000	1,065,820
Telefonica Europe,
Gtd. Bonds	EUR	3.00	12/4/2023	1,300,000	1,423,777
					3,355,039
New Zealand - 1.8%
New Zealand Government,
Sr. Unscd. Bonds	NZD	2.54	9/20/2040	5,000,000	4,189,622
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0427	NZD	4.50	4/15/2027	25,903,000	21,174,007
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0437	NZD	2.75	4/15/2037	13,529,000	9,539,691
					34,903,320
Philippines - .2%
Philippine Government,
Sr. Unscd. Bonds		6.38	10/23/2034	2,834,000	3,660,380
Saudi Arabia - .2%
Saudi Government,
Sr. Unscd. Notes		4.38	4/16/2029	4,543,000	4,634,982

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 43.1% (continued)
United Kingdom - 2.0%
Anglian Water Services Financing,
Sr. Scd. Notes, Ser. A8	GBP	3.67	7/30/2024	151,000		397,017
British Telecommunications,
Sr. Unscd. Notes	GBP	3.50	4/25/2025	533,000		1,457,338
Coventry Building Society,
Jr. Sub. Bonds	GBP	6.38	12/29/2049	1,164,000	[d]	1,552,214
High Speed Rail Finance 1,
Sr. Scd. Notes	GBP	1.57	11/1/2038	309,853	[c]	539,778
Lloyds Banking Group,
Jr. Sub. Bonds	GBP	7.00	12/29/2049	4,580,000		6,052,536
Nationwide Building Society,
Jr. Sub. Notes	GBP	6.88	3/11/2049	4,516,000		5,995,069
Network Rail Infrastructure Finance,
Govt. Gtd. Notes, Ser. RPI	GBP	1.75	11/22/2027	1,199,504	[c]	2,095,793
Scotland Gas Networks,
Sr. Unscd. Notes	GBP	2.13	10/21/2022	300,000		651,111
TESCO,
Sr. Unscd. Notes	GBP	3.32	11/5/2025	3,960,000		10,288,387
TESCO,
Sr. Unscd. Notes	GBP	6.13	2/24/2022	147,000		213,668
Tesco Property Finance 3,
Sr. Scd. Bonds	GBP	5.74	4/13/2040	2,740,478		4,225,761
Thames Water Kemble Finance,
Sr. Scd. Notes	GBP	7.75	4/1/2019	2,707,000		3,576,615
Vodafone Group,
Jr. Sub. Bonds	GBP	4.88	10/3/2078	1,169,000		1,476,913
						38,522,200
United States - 28.0%
CCO Holdings,
Sr. Unscd. Notes		5.50	5/1/2026	2,727,000	[b]	2,727,000
CEMEX Finance,
Sr. Scd. Notes		6.00	4/1/2024	3,165,000		3,233,079
Chesapeake Energy,
Gtd. Notes, 3 Month LIBOR + 3.25%		6.04	4/15/2019	1,563,000	[e]	1,563,000
Laureate Education,
Gtd. Notes		8.25	5/1/2025	1,345,000	[b]	1,466,050
Post Holdings,
Gtd. Notes		5.50	3/1/2025	2,983,000	[b]	2,979,271
Refinitiv US Holdings,
Sr. Unscd. Notes	EUR	6.88	11/15/2026	1,182,000		1,238,934
Reynolds Group Issuer,
Sr. Scd. Notes		5.75	10/15/2020	4,435,606		4,458,006
Sprint,
Gtd. Notes		7.13	6/15/2024	2,418,000		2,490,540
Sprint Capital,
Gtd. Notes		8.75	3/15/2032	5,395,000		5,934,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 43.1% (continued)
United States - 28.0% (continued)
T-Mobile USA,
Gtd. Notes	6.00	3/1/2023	2,563,000		2,633,482
T-Mobile USA,
Gtd. Notes	6.00	4/15/2024	3,236,000		3,324,990
U.S. Treasury Bonds	3.38	11/15/2048	232,697,400		249,781,571
U.S. Treasury Notes	2.25	11/15/2027	123,834,600		120,356,589
U.S. Treasury Notes	2.75	9/30/2020	137,163,200		137,731,141
					539,918,153
Vietnam - .1%
Vietnamese Government,
Sr. Unscd. Bonds	6.75	1/29/2020	1,714,000		1,773,561
Total Bonds and Notes
(cost $817,377,472)					831,563,609
Description			Shares		Value ($)
Common Stocks - 35.3%
Australia - .7%
Dexus			1,144,920	[f]	9,571,129
Newcrest Mining			231,132	[g]	4,117,264
					13,688,393
Canada - 1.2%
Barrick Gold			11,931		159,722
Intact Financial			189,394		14,970,479
Suncor Energy			220,748		7,119,982
Wheaton Precious Metals			28,962		610,121
					22,860,304
Denmark - 1.0%
Orsted			272,464	[b]	19,613,066
France - 2.4%
Thales			129,970		14,411,073
Total			152,785		8,383,735
Vivendi			908,443	[g]	23,160,064
					45,954,872
Germany - 3.6%
Deutsche Wohnen-BR			439,800	[g]	21,947,622
Infineon Technologies			352,474		7,832,657
LEG Immobilien			183,095	[g]	21,478,660
SAP			124,409	[g]	12,849,952
Telefonica Deutschland Holding			1,305,072		4,571,980
					68,680,871
Guernsey - .3%
Amedeo Air Four Plus			3,691,487		5,180,817
Hong Kong - 2.3%
AIA Group			2,949,200	[g]	26,503,405

Description	Shares		Value ($)
Common Stocks - 35.3% (continued)
Hong Kong - 2.3% (continued)
Link REIT	1,686,500		18,495,529
			44,998,934
India - .4%
ITC, GDR	1,871,569	[g]	7,336,550
Ireland - .7%
Accenture	88,193	[g]	13,542,035
Japan - .8%
Suzuki Motor	312,800		16,301,020
Netherlands - 1.5%
Royal Dutch Shell, Cl. B	418,838		13,028,754
Wolters Kluwer	245,683	[g]	15,308,893
			28,337,647
South Korea - 1.5%
Macquarie Korea Infrastructure Fund	1,467,077		13,043,490
Samsung SDI	83,546		16,816,086
			29,859,576
Switzerland - 4.5%
ABB	560,832	[g]	10,716,710
Ferguson	154,337	[g]	10,325,088
Novartis	409,527		35,740,977
Roche Holding	61,720		16,394,249
Zurich Insurance Group	44,431	[g]	13,956,181
			87,133,205
Taiwan - .5%
Taiwan Semiconductor Manufacturing,
ADR	259,502	[g]	9,762,465
United Kingdom - 6.4%
Associated British Foods	353,916		11,088,952
BAE Systems	2,837,821	[g]	19,064,476
Barclays	1,985,340	[g]	4,123,873
Diageo	373,113		14,227,302
Informa	1,133,246	[g]	10,059,507
Linde	59,154		9,642,694
Lloyds Banking Group	5,928,558	[g]	4,512,379
Prudential	484,498	[g]	9,452,794
RELX	874,962	[g]	19,372,364
Royal Bank of Scotland Group	1,430,132	[g]	4,523,824
Unilever	324,120		17,315,608
			123,383,773
United States - 7.5%
Abbott Laboratories	139,066		10,149,037
Albemarle	88,480		7,142,990
Applied Materials	298,709		11,673,548
Cisco Systems	540,898		25,579,066

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description			Shares		Value ($)
Common Stocks - 35.3% (continued)
United States - 7.5% (continued)
CMS Energy			367,582		19,165,725
Ecolab			60,682		9,598,072
Eversource Energy			406,190		28,193,648
General Electric			804,571		8,174,441
Microsoft			130,749		13,654,118
PepsiCo			106,646		12,015,805
					145,346,450
Total Common Stocks
(cost $575,882,175)					681,979,978
	Exercise	Expiration	Notional
Description /Number of Contracts	Price	Date	Amount ($)		Value ($)
Options Purchased - .1%
Put Options - .1%
Cboe Spx Volatility Index,
Contracts 6,059
(cost $502,897)	18.00	2/13/2019	10,906,200		1,060,325

Exchange-Traded Funds - 5.7%
United States - 5.7%
Invesco DB Gold Fund ETF			509,414	[h]	20,672,020
iShares JP Morgan USD Emerging
Markets Bond Fund ETF			243,562	[d]	26,519,031
VanEck Vectors Gold Miners ETF			2,727,995		61,898,207
Total Exchange-Traded Funds
(cost $104,609,588)					109,089,258

Preferred Stocks - .4%
South Korea - .4%
Samsung Electronics
(cost $7,933,000)	3.87		242,517		8,201,476
	Annualized	Maturity	Principal
Description	Yield (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 7.1%
U. S. Government Securities
U.S. Treasury Bills
(cost $137,432,011)	2.42	4/4/2019	137,996,300	[i]	137,436,610
	1-Day
Description	Yield (%)		Shares		Value ($)
Investment Companies - 6.5%
Registered Investment Companies - 6.5%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund
(cost $126,457,294)	2.37		126,457,294	[j]	126,457,294

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund
(cost $4,033,675)	2.37	4,033,675 [j]	4,033,675
Total Investments (cost $1,774,228,112)		98.4%	1,899,822,225
Cash and Receivables (Net)		1.6%	30,168,640
Net Assets		100.0%	1,929,990,865

ADR—American Depository Receipt
BR—Bearer Certificate
ETF—Exchange-Traded Fund
GDR—Global Depository Receipt
LIBOR—London Interbank Offered Rate
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar

a	Amount stated in U.S. Dollars unless otherwise noted above.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities were valued at $56,290,650 or 2.92% of net assets.

c	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
d	Security, or portion thereof, on loan. At January 31, 2019, the value of the fund’s securities on loan was $3,935,749 and the value of the collateral held by the fund was $4,033,675.
e	Variable rate security—rate shown is the interest rate in effect at period end.
f	Investment in real estate investment trust.
g	Non-income producing security.
h	Investment in non-controlled affiliates (cost $21,569,887).
i	Security is a discount security. Income is recognized through the accretion of discount.
j	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
Dreyfus Global Real Return Fund
January 31, 2019 (Unaudited)

						Unrealized
	Number of		Notional			Appreciation
Description	Contracts	Expiration	Value ($)		Value ($)	(Depreciation) ($)
Futures Long
Mini MSCI Emerging
Markets Index	611	3/19	30,249,600		32,523,530	2,273,930
Futures Short
DJ Euro Stoxx 50	1,798	3/19	63,086,910	[a]	64,867,870	(1,780,960)
E-mini Russell 2000	764	3/19	54,801,727		57,307,640	(2,505,913)
Euro-Schatz	582	3/19	74,542,658	[a]	74,526,337	16,321
FTSE 100	257	3/19	22,853,014	[a]	23,267,030	(414,016)
Standard & Poor's 500 E-
mini	1,138	3/19	147,353,228		153,886,050	(6,532,822)
Gross Unrealized Appreciation						2,290,251
Gross Unrealized Depreciation						(11,233,711)

[a] Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Global Real Return Fund
January 31, 2019 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
CIBC World Markets Corp.
		United States
Canadian Dollar	25,128,984	Dollar	18,905,611	2/14/19	225,171
United States
Dollar	17,533,881	Canadian Dollar	23,243,000	2/14/19	(161,095)
United States
Dollar	1,031,866	Euro	897,178	4/12/19	(1,443)
		United States
Swiss Franc	716,942	Dollar	728,628	2/14/19	(6,733)
United States
Dollar	6,718,301	Swiss Franc	6,527,979	2/14/19	145,231
United States
Dollar	5,852	British Pound	4,476	2/1/19	(19)
		United States
Australian Dollar	1,307,239	Dollar	934,179	3/14/19	16,635
		United States
British Pound	18,562,617	Dollar	23,986,837	4/12/19	450,536
Citigroup
		United States
Australian Dollar	135,979	Dollar	96,376	3/14/19	2,527
United States
Dollar	7,184,550	Australian Dollar	9,992,504	3/14/19	(83,452)
United States		South Korean
Dollar	31,561,976	Won	35,181,188,605	2/14/19	(69,146)
		United States
Hong Kong Dollar	850,700	Dollar	108,981	2/14/19	(504)
United States
Dollar	43,977,041	Hong Kong Dollar	343,412,316	2/14/19	186,645
United States
Dollar	1,621,211	Canadian Dollar	2,143,716	2/14/19	(10,807)
		United States
British Pound	151,630	Dollar	200,398	4/12/19	(780)
United States		New Zealand
Dollar	2,550,132	Dollar	3,713,000	2/14/19	(17,148)
J.P. Morgan Securities
United States		New Zealand
Dollar	1,231,735	Dollar	1,813,710	2/14/19	(22,319)
		United States
Canadian Dollar	1,062,300	Dollar	802,755	2/14/19	5,978
		United States
British Pound	122,903	Dollar	157,591	4/12/19	4,208
United States
Dollar	9,404,186	British Pound	7,321,187	4/12/19	(234,033)
		United States
Australian Dollar	19,596,295	Dollar	13,987,586	3/14/19	265,690

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
J.P. Morgan Securities (continued)
		United States
Euro	65,355	Dollar	75,057	2/1/19	(245)
United States
Dollar	263,928	Euro	230,772	4/12/19	(1,860)
United States
Dollar	1,565,040	Hong Kong Dollar	12,214,500	2/14/19	7,502
RBS Securities
United States
Dollar	178,150,376	Euro	154,451,359	4/12/19	263,805
United States
Dollar	136,068,624	British Pound	106,153,091	4/12/19	(3,680,131)
State Street Bank and Trust Company
		United States
Australian Dollar	3,564,862	Dollar	2,537,616	3/14/19	55,270
United States
Dollar	133,827,090	Australian Dollar	185,311,165	3/14/19	(958,143)
		United States
Hong Kong Dollar	1,421,750	Dollar	182,145	2/14/19	(850)
United States
Dollar	202,419	Hong Kong Dollar	1,580,473	2/14/19	884
United States
Dollar	74,551,682	Swiss Franc	73,579,529	2/14/19	463,910
South Korean		United States
Won	1,347,423,000	Dollar	1,206,071	2/14/19	5,386
United States		South Korean
Dollar	1,093,000	Won	1,232,904,000	2/14/19	(15,494)
		United States
Euro	1,221,971	Dollar	1,402,241	4/12/19	5,142
United States
Dollar	20,220,279	Euro	17,436,592	4/12/19	137,999
		United States
Canadian Dollar	11,198,382	Dollar	8,420,562	2/14/19	104,805
United States
Dollar	82,791,548	Canadian Dollar	108,058,839	2/14/19	525,981
		United States
Euro	701,495	Dollar	805,474	2/1/19	(2,475)
		United States
British Pound	989,030	Dollar	1,279,561	4/12/19	22,480
United States
Dollar	886,885	British Pound	684,393	4/12/19	(14,107)
UBS Securities
		United States
British Pound	321,710	Dollar	414,972	4/12/19	8,554
United States
Dollar	2,626,688	British Pound	2,018,564	4/12/19	(30,717)
United States		New Zealand
Dollar	30,138,831	Dollar	44,411,874	2/14/19	(568,870)
		United States
Australian Dollar	222,029	Dollar	156,019	3/14/19	5,473

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
UBS Securities (continued)
		United States
Swiss Franc	5,100,855	Dollar	5,163,871	2/14/19	(27,782)
		United States
Hong Kong Dollar	80,096,396	Dollar	10,254,479	2/14/19	(40,946)
United States
Dollar	4,800,664	Hong Kong Dollar	37,506,328	2/14/19	18,025
		United States
British Pound	187,288	Dollar	245,432	2/1/19	228
		United States
Euro	595,343	Dollar	685,835	4/12/19	(160)
United States
Dollar	19,393,152	Euro	16,902,385	4/12/19	(73,866)
		United States
Canadian Dollar	3,592,671	Dollar	2,693,354	2/14/19	41,759
Gross Unrealized Appreciation					2,969,824
Gross Unrealized Depreciation					(6,023,125)

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds	-	77,934,723		-	77,934,723
Equity Securities – Common
Stocks	155,108,915	526,871,063	†	-	681,979,978
Equity Securities – Preferred
Stocks	-	8,201,476	†	-	8,201,476
Exchange –Traded Funds	109,089,258	-		-	109,089,258
Foreign Government	-	245,759,585		-	245,758,585
Investment Companies	130,490,969	-		-	130,490,969
U.S. Treasury	-	645,305,911		-	645,305,911
Other Financial Instruments:
Futures††	2,290,251	-		-	2,290,251
Forward Foreign Currency
Exchange Contracts††	-	2,969,824		-	2,969,824
Options Purchased	1,060,325	-		-	1,060,325
Liabilities ($)
Other Financial Instruments:
Futures††	(11,233,711)	-		-	(11,233,711)
Forward Foreign Currency
Exchange Contracts††	-	(6,023,125)		-	(6,023,125)

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement

NOTES

of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases

NOTES

between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2019, accumulated net unrealized appreciation on investments was $125,594,113, consisting of $142,671,113 gross unrealized appreciation and $17,077,000 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Total Emerging Markets Fund
January 31, 2019 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 21.5%
Argentina - 3.4%
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/2033	5,970,398	[b]	176,398
Autonomous City of Buenos Aires
Argentina,
Unscd. Bonds, Ser. 22, BADLAR
+3.25%	ARS	48.88	3/29/2024	9,135,000	[c]	234,234
Autonomous City of Buenos Aires
Argentina,
Unscd. Bonds, Ser. 23, BADLAR
+3.75%	ARS	51.42	2/22/2028	1,470,000	[c]	36,755
Bonos de la Nacion Argentina Con
Ajuste Por,
Unscd. Bonds	ARS	4.00	3/6/2020	9,275,557	[b]	234,054
Provincia de Buenos Aires/Argentina,
Unscd. Bonds, BADLAR +3.75%	ARS	49.03	4/12/2025	6,400,000	[c,d]	162,315
Provincia de Buenos Aires/Argentina,
Unscd. Bonds, BADLAR +3.83%	ARS	51.03	5/31/2022	3,697,000	[c]	95,172
						938,928
Cayman Islands - .7%
Gran Tierra Energy International
Holdings,
Gtd. Notes		6.25	2/15/2025	200,000		189,250
Colombia - .3%
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	7.63	9/10/2024	57,000,000	[d]	17,983
Empresas Publicas de Medellin,
Sr. Unscd. Notes	COP	8.38	11/8/2027	178,000,000	[d]	56,825
						74,808
Israel - 1.6%
Israel Electric,
Sr. Scd. Notes		4.25	8/14/2028	450,000	[d]	447,728
Kazakhstan - 1.4%
Development Bank of Kazakhstan,
Sr. Unscd. Notes		4.13	12/10/2022	380,000		378,403
Luxembourg - 1.4%
Nexa Resources,
Gtd. Notes		5.38	5/4/2027	380,000		377,606
Netherlands - 4.3%
Equate Petrochemical,
Gtd. Notes		4.25	11/3/2026	360,000		359,063

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 21.5% (continued)
Netherlands - 4.3% (continued)
VTR Finance,
Sr. Scd. Notes		6.88	1/15/2024	790,000		816,583
						1,175,646
Papua New Guinea - 1.5%
Papua New Guinea Government,
Sr. Unscd. Notes		8.38	10/4/2028	370,000	[d]	396,825
Russia - .7%
Russian Government,
Bonds, Ser. 6215	RUB	7.00	8/16/2023	4,340,000		64,267
Russian Government,
Unscd. Bonds, Ser. 6207	RUB	8.15	2/3/2027	8,600,000		133,203
						197,470
Senegal - 1.3%
Senegalese Government,
Sr. Unscd. Bonds	EUR	4.75	3/13/2028	320,000	[d]	351,676
South Africa - .3%
South African Government,
Bonds, Ser. 2048	ZAR	8.75	2/28/2048	1,150,000		79,471
Supranational - 2.1%
West African Development Bank,
Sr. Unscd. Notes		5.00	7/27/2027	575,000		565,081
Turkey - .1%
Turkish Government,
Unscd. Bonds	TRY	11.00	2/24/2027	120,000		20,021
United Arab Emirates - 2.3%
DP World,
Sr. Unscd. Notes		6.85	7/2/2037	530,000		620,699
Uruguay - .1%
Uruguay Government,
Sr. Unscd. Notes		4.38	1/23/2031	20,000		20,485
Total Bonds and Notes
(cost $7,034,026)						5,834,097
Description				Shares		Value ($)
Common Stocks - 66.2%
Brazil - 3.2%
CCR				100,100	[e]	408,392
Estacio Participacoes				53,400		455,347
						863,739
China - 23.9%
Alibaba Group Holding, ADR				6,000	[e]	1,010,940
ANTA Sports Products				107,000	[e]	560,198
Autohome				5,018	[e]	363,203
China Construction Bank, Cl. H				535,000	[e]	483,190
China Shenhua Energy, Cl. H				147,500	[e]	376,042
PICC Property & Casualty, Cl. H				327,000	[e]	340,051

Description	Shares		Value ($)
Common Stocks - 66.2% (continued)
China - 23.9% (continued)
Ping An Insurance Group Company of
China, Cl. H	74,000	[e]	723,186
Shanghai Pharmaceuticals Holding, Cl.
H	186,000	[e]	396,556
Sunny Optical Technology Group	24,900	[e]	250,363
TAL Education Group, ADR	11,058	[e]	343,130
Tencent Holdings	36,600	[e]	1,646,737
			6,493,596
Hong Kong - 1.7%
Galaxy Entertainment Group	64,000	[e]	450,393
India - 7.8%
ICICI Bank, ADR	76,532	[e]	781,392
Infosys, ADR	70,100		757,080
Larsen & Toubro, GDR	30,700	[d,e]	567,336
			2,105,808
Indonesia - 2.7%
Astra International	323,700	[e]	196,260
Bank Rakyat Indonesia Persero	1,936,200	[e]	534,894
			731,154
Mexico - 4.1%
Arca Continental	68,300	[e]	396,286
Grupo Aeroportuario del Centro Norte	49,500	[e]	276,489
Grupo Financiero Banorte, Cl. O	38,300	[e]	213,009
Wal-Mart de Mexico	89,100		234,046
			1,119,830
Philippines - .7%
Puregold Price Club	215,030	[e]	187,788
Russia - 1.9%
Sberbank of Russia, ADR	38,705	[e]	525,614
South Africa - 2.1%
Clicks Group	39,048		579,900
South Korea - 7.1%
GS Engineering & Construction	6,932		293,579
Hyundai Heavy Industries	4,160	[e]	520,019
KB Financial Group	14,190		610,496
Korea Investment Holdings	3,632	[e]	210,190
POSCO	1,214		295,591
			1,929,875
Taiwan - 6.8%
Chailease Holding	208,440	[e]	783,376
Taiwan Semiconductor Manufacturing	142,000	[e]	1,052,338
			1,835,714
Thailand - 1.0%
Thai Beverage	511,600		277,792

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description			Shares		Value ($)
Common Stocks - 66.2% (continued)
Turkey - .9%
Tofas Turk Otomobil Fabrikasi			58,670	[e]	239,356
United Arab Emirates - .7%
Abu Dhabi Commercial Bank			78,315	[e]	199,380
United States - 1.6%
Cognizant Technology Solutions, Cl. A			6,300		438,984
Total Common Stocks
(cost $19,142,285)					17,978,923
Description /Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Amount ($)		Value ($)
Options Purchased - .1%
Put Options - .1%
Chilean Peso
Contracts 280,000 J.P. Morgan
Securities	650.00	4/15/2019	280,000		3,972
Colombian Peso
Contracts 280,000 J.P. Morgan
Securities	3,050	4/12/2019	280,000		3,185
Russian Ruble
Contracts 280,000 J.P. Morgan
Securities	66.00	4/12/2019	280,000		5,224
South African rand
Contracts 280,000 J.P. Morgan
Securities	13.40	4/15/2019	280,000		7,518
Total Options Purchased
(cost $13,692)					19,899
			Shares
Preferred Stocks - 3.0%
Brazil - 3.0%
Banco do Estado do Rio Grande do Sul,
Cl. B	6.78		45,900		295,747
Cia Brasileira de Distribuicao	1.43		19,900		530,783
Total Preferred Stocks
(cost $692,600)					826,530
	Annualized	Maturity	Principal
Description	Yield (%)	Date	Amount ($)		Value ($)
Short-Term Investments - 1.0%
U. S. Government Securities
U.S. Treasury Bills
(cost $257,723)	2.44	6/13/2019	260,000	[f,g]	257,735
	1-Day
Description	Yield (%)		Shares		Value ($)
Investment Companies - 4.8%
Registered Investment Companies - 4.8%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund
(cost $1,301,186)	2.37		1,301,186	[h]	1,301,186

Total Investments (cost $28,441,512)	96.6%	26,218,370
Cash and Receivables (Net)	3.4%	929,482
Net Assets	100.0%	27,147,852

ADR—American Depository Receipt
BADLAR—Buenos Aires Interbank Offer Rate
GDR—Global Depository Receipt
ARS—Argentine Peso
BRL—Brazilian Real
COP—Colombian Peso
EUR—Euro
HKD—Hong Kong Dollar
IDR—Indonesian Rupiah
KRW—South Korean Won
MXN—Mexican Peso
RUB—Russian Ruble
TRY—Turkish Lira
ZAR—South African Rand

a	Amount stated in U.S. Dollars unless otherwise noted above.
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
c	Variable rate security—rate shown is the interest rate in effect at period end.
d

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities were valued at $2,000,688 or 7.37% of net assets.

e	Non-income producing security.
f	Held by a counterparty for open exchange traded derivative contracts.
g	Security is a discount security. Income is recognized through the accretion of discount.
h	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Total Emerging Markets Fund
January 31, 2019 (Unaudited)

Description/ Contracts/		Expiration	Notional
Counterparties	Exercise Price	Date	Amount	Value ($)
Call Options:
Chilean Peso
Contracts 280,000, J.P. Morgan
Securities	701	4/15/19	280,000	(896)
Colombian Peso
Contracts 280,000, J.P. Morgan
Securities	3,350	4/12/19	280,000	(1,056)
Russian Ruble
Contracts 280,000, J.P. Morgan
Securities	71	4/12/19	280,000	(1,298)
South African rand
Contracts 280,000, J.P. Morgan
Securities	14.75	4/15/19	280,000	(1,303)
Total Options Written
(premiums received $12,790)				(4,553)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Total Emerging Markets Fund
January 31, 2019 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Barclays Capital
Indonesian		United States
Rupiah	23,134,880,000	Dollar	1,570,450	2/25/19	80,252
		United States
Russian Ruble	256,595,000	Dollar	3,818,236	2/25/19	93,580
South African		United States
Rand	27,720,000	Dollar	1,944,055	2/25/19	139,879
		United States
Brazilian Real	11,455,000	Dollar	2,930,155	2/4/19	209,799
United States
Dollar	3,136,723	Brazilian Real	11,455,000	2/4/19	(3,231)
United States
Dollar	164,423	Malaysian Ringgit	690,000	2/25/19	(3,950)
		United States
Hungarian Forint	154,550,000	Dollar	555,057	2/25/19	5,897
United States
Dollar	1,000,605	Hungarian Forint	282,190,000	2/25/19	(23,631)
		United States
Turkish Lira	3,530,000	Dollar	634,112	2/25/19	39,561
United States
Dollar	845,785	Turkish Lira	4,670,000	2/25/19	(45,448)
		United States
Hong Kong Dollar	119,030,000	Dollar	15,232,266	4/10/19	(22,805)
Czech Koruna	58,800,000	Euro	58,756,581	2/25/19	43,419
Czech Koruna	2,238,064	Euro	2,265,852	2/25/19	(27,788)
Citigroup
United States
Dollar	2,566,385	Russian Ruble	173,000,000	2/25/19	(71,017)
Peruvian Nuevo		United States
Sol	6,900,000	Dollar	2,063,397	2/14/19	9,194
		United States
Colombian Peso	5,343,775,000	Dollar	1,630,243	2/25/19	88,982
United States
Dollar	1,272,670	Colombian Peso	4,000,000,000	2/25/19	(14,230)
South Korean		United States
Won	105,200,000	Dollar	94,180	2/25/19	433
		United States
Czech Koruna	5,500,000	Dollar	242,950	2/25/19	1,612
United States
Dollar	5,716,215	Czech Koruna	127,000,000	2/25/19	69,067
		United States
Singapore Dollar	3,170,000	Dollar	2,324,081	2/25/19	31,983
United States
Dollar	1,430,521	Argentine Peso	57,650,000	2/8/19	(101,734)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup (continued)
United States
Dollar	306,641	Argentine Peso	12,235,000	4/10/19	1,605
United States
Dollar	5,373,715	Mexican Peso	111,415,892	2/25/19	(430,690)
		United States
Argentine Peso	12,235,000	Dollar	327,139	2/8/19	(1,950)
HSBC
United States
Dollar	1,332,346	Chilean Peso	900,000,000	2/25/19	(40,149)
United States		Indonesian
Dollar	1,839,146	Rupiah	26,000,000,000	2/25/19	(15,986)
		United States
Mexican Peso	59,500,000	Dollar	3,056,697	2/25/19	43,059
		United States
Singapore Dollar	1,110,000	Dollar	817,039	2/25/19	7,955
United States
Dollar	903,281	Hong Kong Dollar	7,060,000	4/10/19	1,166
		United States
Hong Kong Dollar	22,260,000	Dollar	2,849,247	4/10/19	(4,900)
United States
Dollar	2,993,310	Hong Kong Dollar	23,350,000	4/10/19	9,685
United States		South Korean
Dollar	3,761,924	Won	4,200,000,000	2/25/19	(15,418)
South African		United States
Rand	4,010,000	Dollar	287,407	2/25/19	14,057
United States
Dollar	111,296	Taiwan Dollar	3,420,000	2/25/19	(200)
		United States
Hong Kong Dollar	32,550,000	Dollar	4,150,118	4/10/19	9,068
United States
Dollar	4,160,140	Hong Kong Dollar	32,550,000	4/10/19	954
		United States
Argentine Peso	78,200,000	Dollar	2,043,556	2/8/19	34,889
J.P. Morgan Securities
		United States
Brazilian Real	4,415,000	Dollar	1,168,468	4/2/19	36,874
United States
Dollar	394,558	Brazilian Real	1,450,000	4/2/19	(1,308)
		United States
Philippine Peso	78,000,000	Dollar	1,487,982	2/26/19	5,836
United States
Dollar	1,993,265	Philippine Peso	105,360,000	2/26/19	(24,538)
South Korean		United States
Won	5,567,890,000	Dollar	4,953,049	2/25/19	54,529
United States		South Korean
Dollar	126,091	Won	140,990,000	2/25/19	(711)
United States
Dollar	2,517,234	Singapore Dollar	3,400,000	2/25/19	(9,775)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
J.P. Morgan Securities (continued)
United States
Dollar	1,113,776	Argentine Peso	45,000,000	2/8/19	(82,260)
		United States
Brazilian Real	4,415,000	Dollar	1,208,960	2/4/19	1,245
United States
Dollar	1,172,954	Brazilian Real	4,415,000	2/4/19	(37,251)
		United States
Hong Kong Dollar	10,700,000	Dollar	1,368,504	4/10/19	(1,275)
United States
Dollar	11,845,977	Hong Kong Dollar	92,600,000	4/10/19	13,699
		United States
Indian Rupee	194,650,000	Dollar	2,726,381	2/25/19	2,676
United States
Dollar	2,359,757	Indian Rupee	167,000,000	2/25/19	18,362
		United States
Euro	5,925,000	Dollar	6,792,544	2/28/19	5,208
Indonesian		United States
Rupiah	13,711,060,000	Dollar	934,236	2/25/19	44,065
United States		Chinese Yuan
Dollar	2,942,042	Renminbi	20,000,000	2/25/19	(40,576)
		United States
Chilean Peso	1,509,180,000	Dollar	2,249,586	2/25/19	51,905
United States		Peruvian Nuevo
Dollar	2,721,522	Sol	9,208,000	2/14/19	(44,335)
		United States
Taiwan Dollar	163,645,000	Dollar	5,350,454	2/25/19	(15,442)
United States
Dollar	3,938,161	Taiwan Dollar	121,000,000	2/25/19	(6,575)
		United States
Polish Zloty	5,600,000	Dollar	1,489,243	2/25/19	16,296
United States
Dollar	1,071,948	Polish Zloty	4,000,000	2/25/19	(3,437)
South African		United States
Rand	53,485,000	Dollar	3,832,670	2/25/19	188,226
		United States
Hong Kong Dollar	15,850,000	Dollar	2,026,253	4/10/19	(966)
United States
Dollar	6,496,571	Hong Kong Dollar	50,750,000	4/10/19	11,818
		United States
Romanian Leu	11,000,000	Dollar	2,694,109	2/25/19	(37,687)
United States
Dollar	2,713,850	Romanian Leu	11,120,000	2/25/19	28,449
		United States
Thai Baht	108,000,000	Dollar	3,287,471	2/25/19	171,375
United States
Dollar	3,084,013	Thai Baht	98,180,000	2/25/19	(60,334)
		United States
Hungarian Forint 342,960,000		Dollar	1,231,590	2/25/19	13,216
United States
Dollar	1,214,878	Hungarian Forint	342,960,000	2/25/19	(29,928)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Merrill Lynch, Pierce, Fenner & Smith
		United States
Brazilian Real	7,500,000	Dollar	2,053,726	2/4/19	2,115
United States
Dollar	2,021,291	Brazilian Real	7,500,000	2/4/19	(34,550)
Morgan Stanley
		United States
Brazilian Real	460,000	Dollar	122,484	2/4/19	3,608
United States
Dollar	125,962	Brazilian Real	460,000	2/4/19	(130)
United States		South African
Dollar	4,808,815	Rand	67,000,000	2/25/19	(228,111)
UBS Securities
United States		Indonesian
Dollar	45,522	Rupiah	644,580,000	2/25/19	(470)
		United States
Mexican Peso	28,060,000	Dollar	1,418,797	2/25/19	43,038
Chinese Yuan		United States
Renminbi	31,000,000	Dollar	4,453,511	2/25/19	169,547
Czech Koruna	100,070,000	Euro	99,996,107	2/25/19	73,893
Euro	440,907	Czech Koruna	440,859	2/25/19	48
Euro	11,303,213	Czech Koruna	11,300,000	2/25/19	3,213
Czech Koruna	3,808,470	Euro	3,859,088	2/25/19	(50,618)
Gross Unrealized Appreciation					1,895,337
Gross Unrealized Depreciation					(1,533,404)

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Total Emerging Markets Fund
January 31, 2019 (Unaudited)

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds	-	3,829,221	-	3,829,221
Equity Securities Common Stocks	6,771,248	11,207,675 †	-	17,978,923
Equity Securities Preferred Stocks	826,530	-	-	826,530
Foreign Government	-	2,004,876	-	2,004,876
Investment Company	1,301,186	-	-	1,301,186
U.S. Treasury	-	257,735	-	257,735
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	1,895,337	-	1,895,337
Options Purchased	-	19,899	-	19,899
Liabilities ($)
Other Financial Instruments:
Futures††	(9,317)	-	-	(9,317)
Forward Foreign Currency
Exchange Contracts††	-	(1,533,404)	-	(1,533,404)
Options Written	-	(4,553)	-	(4,553)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2019 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout

NOTES

for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2019, accumulated net unrealized depreciation on investments was $2,223,143, consisting of $726,799 gross unrealized appreciation and $2,949,941 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dynamic Total Return Fund
January 31, 2019 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2%
Advertising - .0%
Lamar Media,
Gtd. Notes	5.00	5/1/2023	75,000		75,937
Lamar Media,
Gtd. Notes	5.38	1/15/2024	75,000		77,062
Outfront Media Capital,
Gtd. Notes	5.25	2/15/2022	25,000		25,344
Outfront Media Capital,
Gtd. Notes	5.63	2/15/2024	75,000		76,125
					254,468
Aerospace & Defense - .1%
Arconic,
Sr. Unscd. Notes	5.13	10/1/2024	225,000		227,109
Arconic,
Sr. Unscd. Notes	5.95	2/1/2037	100,000		95,750
Bombardier,
Sr. Unscd. Notes	6.13	1/15/2023	75,000	[b]	72,423
Bombardier,
Sr. Unscd. Notes	8.75	12/1/2021	200,000	[b]	213,360
TransDigm,
Gtd. Notes	6.00	7/15/2022	125,000		126,250
TransDigm,
Gtd. Notes	6.38	6/15/2026	175,000		169,094
TransDigm,
Gtd. Notes	6.50	7/15/2024	75,000		74,250
Triumph Group,
Gtd. Notes	4.88	4/1/2021	100,000		93,000
					1,071,236
Agriculture - .0%
Cooke Omega Investments,
Sr. Scd. Notes	8.50	12/15/2022	15,000	[b]	14,775
Pyxus International,
Scd. Notes	9.88	7/15/2021	100,000		83,250
Vector Group,
Gtd. Notes	10.50	11/1/2026	50,000	[b]	48,000
Vector Group,
Sr. Scd. Notes	6.13	2/1/2025	75,000	[b]	66,094
					212,119
Airlines - .0%
Air Canada,
Gtd. Notes	7.75	4/15/2021	50,000	[b]	53,563

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Airlines - .0% (continued)
American Airlines Group,
Gtd. Notes	4.63	3/1/2020	25,000	[b]	25,094
UAL 2007-1 Pass Through Trust,
Ser. 2007-1, Cl. A	6.64	1/2/2024	55,173		57,107
Virgin Australia Holdings,
Gtd. Notes	7.88	10/15/2021	50,000	[b]	49,375
					185,139
Automobiles & Components - .1%
Adient Global Holdings,
Gtd. Notes	4.88	8/15/2026	75,000	[b]	56,625
Allison Transmission,
Sr. Unscd. Bonds	5.00	10/1/2024	75,000	[b]	74,156
American Axle & Manufacturing,
Gtd. Notes	6.50	4/1/2027	100,000		96,125
American Axle & Manufacturing,
Gtd. Notes	6.63	10/15/2022	24,000		24,450
Aston Martin Capital Holding,
Sr. Scd. Notes	6.50	4/15/2022	50,000	[b]	49,250
BCD Acquisition,
Sr. Scd. Notes	9.63	9/15/2023	75,000	[b]	79,687
Cooper-Standard Automotive,
Gtd. Notes	5.63	11/15/2026	50,000	[b]	45,375
Dana Financing Luxembourg,
Gtd. Notes	5.75	4/15/2025	50,000	[b]	49,125
Dana Holding,
Sr. Unscd. Notes	5.50	12/15/2024	100,000		98,500
Fiat Chrysler Automobiles,
Sr. Unscd. Notes	5.25	4/15/2023	75,000		76,030
Goodyear Tire & Rubber,
Gtd. Bonds	5.13	11/15/2023	75,000		75,094
Goodyear Tire & Rubber,
Gtd. Notes	4.88	3/15/2027	25,000		22,500
Goodyear Tire & Rubber,
Gtd. Notes	5.00	5/31/2026	75,000		69,281
IHO Verwaltungs GmbH,
Sr. Scd. Bonds	4.13	9/15/2021	50,000	[b]	49,125
Jaguar Land Rover Automotive,
Gtd. Notes	5.63	2/1/2023	75,000	[b]	69,188
Tenneco,
Gtd. Notes	5.00	7/15/2026	50,000		42,735
Tesla,
Gtd. Notes	5.30	8/15/2025	100,000	[b]	89,000
					1,066,246
Banks - .1%
Barclays,
Sub. Notes	4.84	5/9/2028	200,000		192,357

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Banks - .1% (continued)
CIT Group,
Sr. Unscd. Notes	5.00	8/1/2023	75,000		76,875
CIT Group,
Sr. Unscd. Notes	5.00	8/15/2022	65,000		66,788
CIT Group,
Sub. Notes	6.13	3/9/2028	50,000		53,125
CIT Group ,
Sr. Unscd. Notes	4.13	3/9/2021	30,000		30,150
Deutsche Bank,
Sub. Notes	4.30	5/24/2028	75,000		66,665
Dresdner Funding Trust I,
Jr. Sub. Notes	8.15	6/30/2031	130,000	[b]	157,899
Intesa Sanpaolo,
Sub. Notes	5.71	1/15/2026	75,000	[b]	69,983
					713,842
Building Materials - .1%
Builders Firstsource,
Sr. Scd. Notes	5.63	9/1/2024	75,000	[b]	71,813
Building Materials Corp of America,
Sr. Unscd. Notes	6.00	10/15/2025	75,000	[b]	75,844
CIMPOR Financial Operations,
Gtd. Notes	5.75	7/17/2024	75,000	[b]	66,094
Griffon,
Gtd. Notes	5.25	3/1/2022	75,000		73,781
Norbord,
Sr. Scd. Notes	5.38	12/1/2020	100,000	[b]	101,125
St. Marys Cement,
Gtd. Notes	5.75	1/28/2027	75,000	[b]	77,437
Standard Industries,
Sr. Unscd. Notes	5.00	2/15/2027	100,000	[b]	94,250
Standard Industries,
Sr. Unscd. Notes	5.50	2/15/2023	75,000	[b]	76,125
Summit Materials,
Gtd. Notes	6.13	7/15/2023	100,000		101,220
US Concrete,
Gtd. Notes	6.38	6/1/2024	75,000		73,200
USG Corp,
Gtd. Notes	4.88	6/1/2027	95,000	[b]	96,814
					907,703
Casinos - .0%
International Game Technology,
Sr. Scd. Notes	6.25	2/15/2022	125,000	[b]	130,000
Chemicals - .2%
Aruba Investments,
Sr. Unscd. Notes	8.75	2/15/2023	100,000	[b]	98,500
Ashland,
Gtd. Notes	4.75	8/15/2022	60,000		60,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Chemicals - .2% (continued)
Ashland,
Gtd. Notes	6.88	5/15/2043	50,000		50,250
Axalta Coating Systems,
Gtd. Notes	4.88	8/15/2024	75,000	[b]	73,594
Blue Cube Spinco,
Gtd. Notes	9.75	10/15/2023	75,000		83,812
CF Industries,
Gtd. Notes	3.45	6/1/2023	75,000		72,656
CF Industries,
Gtd. Notes	4.95	6/1/2043	125,000		104,100
CF Industries,
Gtd. Notes	5.38	3/15/2044	75,000		65,460
CF Industries,
Gtd. Notes	7.13	5/1/2020	24,000		24,900
Chemours,
Gtd. Notes	6.63	5/15/2023	39,000		40,463
Chemours,
Gtd. Notes	7.00	5/15/2025	40,000		41,850
CVR Partners,
Scd. Notes	9.25	6/15/2023	75,000	[b]	78,656
H.B. Fuller,
Sr. Unscd. Notes	4.00	2/15/2027	60,000		51,900
Hexion,
Sr. Scd. Notes	6.63	4/15/2020	55,000		44,206
Huntsman International,
Gtd. Notes	5.13	11/15/2022	125,000		129,844
INEOS Group Holdings,
Gtd. Notes	5.63	8/1/2024	75,000	[b]	72,335
Kissner Holdings,
Sr. Scd. Notes	8.38	12/1/2022	100,000	[b]	102,250
Momentive Performance Materials,
Sr. Scd. Notes	3.88	10/24/2021	75,000		80,697
Olin,
Sr. Unscd. Notes	5.00	2/1/2030	30,000		27,788
Platform Specialty Products,
Gtd. Notes	5.88	12/1/2025	100,000	[b]	100,250
Platform Specialty Products,
Sr. Unscd. Notes	6.50	2/1/2022	55,000	[b]	55,894
PolyOne,
Sr. Unscd. Notes	5.25	3/15/2023	75,000		75,750
PQ,
Sr. Scd. Notes	6.75	11/15/2022	75,000	[b]	78,787
Rayonier AM Products,
Gtd. Notes	5.50	6/1/2024	25,000	[b]	22,664
TPC Group,
Sr. Scd. Notes	8.75	12/15/2020	50,000	[b]	49,765
Trinseo Materials Finance,
Sr. Unscd. Notes	5.38	9/1/2025	26,000	[b]	23,668

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Chemicals - .2% (continued)
Tronox Finance,
Gtd. Notes	5.75	10/1/2025	35,000	[b]	30,406
Valvoline,
Gtd. Notes	5.50	7/15/2024	50,000		50,875
WR Grace & Co-Conn,
Gtd. Notes	5.13	10/1/2021	75,000	[b]	77,437
					1,869,357
Commercial & Professional Services - .2%
ADT,
Sr. Scd. Notes	6.25	10/15/2021	50,000		52,813
APX Group,
Gtd. Notes	8.75	12/1/2020	125,000		122,109
APX Group,
Sr. Scd. Notes	7.88	12/1/2022	75,000		72,938
Atento Luxco 1,
Sr. Scd. Notes	6.13	8/10/2022	20,000	[b]	19,650
Avis Budget Car Rental,
Gtd. Notes	5.50	4/1/2023	75,000		74,906
Emeco Pty,
Sr. Scd. Notes, Ser. B	9.25	3/31/2022	60,000		62,850
Hertz,
Gtd. Notes	5.50	10/15/2024	75,000	[b]	61,875
Hertz,
Gtd. Notes	6.25	10/15/2022	75,000		68,250
Jaguar Holding Co II,
Gtd. Notes	6.38	8/1/2023	75,000	[b]	74,812
Midas Intermediate Holdco,
Gtd. Notes	7.88	10/1/2022	60,000	[b]	55,800
Nielsen Finance,
Gtd. Notes	5.00	4/15/2022	275,000	[b]	275,962
Prime Security Services Borrower,
Scd. Notes	9.25	5/15/2023	144,000	[b]	152,640
Refinitiv Us Holdings,
Gtd. Notes	8.25	11/15/2026	130,000	[b]	122,200
Rent-A-Center,
Gtd. Notes	6.63	11/15/2020	50,000		49,875
Ritchie Bros Auctioneers,
Gtd. Notes	5.38	1/15/2025	75,000	[b]	75,750
Service Corporation International,
Sr. Unscd. Notes	5.38	5/15/2024	75,000		76,781
Service Corporation International,
Sr. Unscd. Notes	5.38	1/15/2022	20,000		20,200
ServiceMaster,
Gtd. Notes	5.13	11/15/2024	75,000	[b]	73,500
Team Health Holdings,
Gtd. Notes	6.38	2/1/2025	30,000	[b]	24,469

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Commercial & Professional Services - .2% (continued)
United Rentals North America,
Gtd. Notes	5.50	5/15/2027	200,000		197,560
United Rentals North America,
Gtd. Notes	5.88	9/15/2026	100,000		102,500
United Rentals North America,
Scd. Notes	4.63	7/15/2023	75,000		76,147
WEX,
Sr. Scd. Notes	4.75	2/1/2023	50,000	[b]	49,500
					1,963,087
Consumer Discretionary - .5%
24 Hour Fit Worldwide,
Gtd. Notes	8.00	6/1/2022	100,000	[b]	98,794
AMC Entertainment Holdings,
Gtd. Notes	5.75	6/15/2025	25,000		23,154
AMC Entertainment Holdings,
Gtd. Notes	5.88	11/15/2026	75,000		67,688
Beazer Homes,
Gtd. Notes	8.75	3/15/2022	30,000		31,440
Beazer Homes USA,
Gtd. Notes	5.88	10/15/2027	50,000		42,750
Boyd Gaming,
Gtd. Notes	6.38	4/1/2026	75,000		76,875
Boyd Gaming,
Gtd. Notes	6.88	5/15/2023	75,000		78,235
Century Communities,
Gtd. Notes	6.88	5/15/2022	150,000		151,485
Churchill Downs,
Gtd. Notes	4.75	1/15/2028	50,000	[b]	48,188
Cinemark USA,
Gtd. Notes	4.88	6/1/2023	75,000		74,438
Constellation Merger Sub,
Sr. Unscd. Notes	8.50	9/15/2025	45,000	[b]	43,481
Eldorado Resorts,
Notes	6.00	4/1/2025	100,000		101,075
Global Partners,
Gtd. Notes	6.25	7/15/2022	100,000		97,500
Hilton Domestic Operating,
Gtd. Notes	4.25	9/1/2024	75,000		73,877
Hilton Worldwide Finance,
Gtd. Notes	4.63	4/1/2025	175,000		173,687
Hilton Worldwide Finance,
Gtd. Notes	4.88	4/1/2027	75,000		74,423
International Game Technology,
Sr. Scd. Notes	6.50	2/15/2025	75,000	[b]	78,435
Jack Ohio Finance,
Scd. Notes	10.25	11/15/2022	100,000	[b]	108,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Consumer Discretionary - .5% (continued)
Jack Ohio Finance,
Sr. Scd. Notes	6.75	11/15/2021	75,000	[b]	77,625
K Hovnanian Enterprises,
Scd. Notes	10.00	7/15/2022	60,000	[b]	51,000
Kar Auction Services,
Gtd. Notes	5.13	6/1/2025	90,000	[b]	87,172
KB Home,
Gtd. Notes	7.50	9/15/2022	50,000		53,313
Lennar,
Gtd. Notes	4.75	11/15/2022	75,000		75,562
Lennar,
Gtd. Notes	4.75	11/29/2027	100,000		95,125
Lennar,
Gtd. Notes	5.25	6/1/2026	60,000		58,725
Lennar,
Gtd. Notes	5.88	11/15/2024	100,000		103,625
Live Nation Entertainment,
Gtd. Notes	4.88	11/1/2024	75,000	[b]	74,063
Live Nation Entertainment,
Gtd. Notes	5.38	6/15/2022	50,000	[b]	50,500
Live Nation Entertainment,
Gtd. Notes	5.63	3/15/2026	50,000	[b]	50,625
LKQ,
Gtd. Notes	4.75	5/15/2023	75,000		75,750
Mattel,
Gtd. Notes	6.75	12/31/2025	100,000	[b]	94,750
Mattel,
Sr. Unscd. Notes	2.35	8/15/2021	50,000		46,625
MDC Holdings,
Gtd. Notes	6.00	1/15/2043	75,000		62,438
Meritage Homes,
Gtd. Notes	6.00	6/1/2025	100,000		99,500
MGM Resorts International,
Gtd. Notes	6.00	3/15/2023	75,000		78,000
MGM Resorts International,
Gtd. Notes	6.63	12/15/2021	60,000		63,522
MGM Resorts International,
Gtd. Notes	6.75	10/1/2020	50,000		52,316
MGM Resorts International,
Gtd. Notes	7.75	3/15/2022	75,000		81,656
Mohegan Gaming & Entertainment,
Gtd. Notes	7.88	10/15/2024	75,000	[b]	72,750
National CineMedia,
Sr. Scd. Notes	6.00	4/15/2022	60,000		60,750
NCL,
Sr. Unscd. Notes	4.75	12/15/2021	101,000	[b]	101,884
Pultegroup,
Gtd. Notes	5.00	1/15/2027	75,000		72,445

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Consumer Discretionary - .5% (continued)
PulteGroup,
Gtd. Notes	5.50	3/1/2026	75,000		75,656
PulteGroup,
Gtd. Notes	7.88	6/15/2032	50,000		53,250
Rivers Pittsburgh Borrower,
Sr. Scd. Notes	6.13	8/15/2021	60,000	[b]	60,000
Sabre Global,
Sr. Scd. Notes	5.25	11/15/2023	75,000	[b]	76,500
Scientific Games International,
Gtd. Notes	6.25	9/1/2020	15,000		14,925
Scientific Games International,
Gtd. Notes	6.63	5/15/2021	100,000		99,500
Scientific Games International,
Gtd. Notes	10.00	12/1/2022	50,000		52,750
Silversea Cruise Finance,
Sr. Scd. Notes	7.25	2/1/2025	75,000	[b]	80,719
Six Flags Entertainment,
Gtd. Notes	4.88	7/31/2024	150,000	[b]	148,875
Taylor Morrison Communities,
Gtd. Notes	5.25	4/15/2021	25,000	[b]	25,125
Taylor Morrison Communities,
Gtd. Notes	6.63	5/15/2022	75,000		76,500
Tempur Sealy International,
Gtd. Notes	5.50	6/15/2026	75,000		72,000
Toll Brothers Finance,
Gtd. Notes	4.35	2/15/2028	50,000		45,750
Toll Brothers Finance,
Gtd. Notes	4.88	11/15/2025	150,000		146,437
TRI Pointe Holdings,
Gtd. Notes	5.88	6/15/2024	80,000		77,400
VOC Escrow,
Sr. Scd. Notes	5.00	2/15/2028	100,000	[b]	97,850
William Lyon Homes,
Gtd. Notes	5.88	1/31/2025	100,000		88,500
Williams Scotsman International,
Sr. Scd. Notes	7.88	12/15/2022	100,000	[b]	101,250
WMG Acquisition,
Sr. Scd. Notes	5.63	4/15/2022	113,000	[b]	114,554
Wyndham Destinations,
Sr. Scd. Notes	5.40	4/1/2024	15,000		14,634
Wyndham Destinations,
Sr. Scd. Notes	5.75	4/1/2027	90,000		86,287
Wynn Las Vegas,
Gtd. Notes	5.25	5/15/2027	50,000	[b]	46,813
Wynn Las Vegas,
Gtd. Notes	5.50	3/1/2025	200,000	[b]	194,500
					5,033,021

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Consumer Durables & Apparel - .0%
Hanesbrands,
Gtd. Notes	4.88	5/15/2026	75,000	[b]	72,188
Under Armour,
Sr. Unscd. Notes	3.25	6/15/2026	30,000		26,432
					98,620
Consumer Staples - .1%
Avon Products,
Sr. Unscd. Notes	6.60	3/15/2020	50,000		50,250
Avon Products,
Sr. Unscd. Notes	7.00	3/15/2023	150,000		135,750
Central Garden & Pet Co.,
Gtd. Notes	5.13	2/1/2028	50,000		46,750
Edgewell Personal Care,
Gtd. Notes	4.70	5/24/2022	50,000		50,188
First Quality Finance,
Sr. Unscd. Notes	4.63	5/15/2021	75,000	[b]	75,000
Kronos Acquistion Holdings,
Gtd. Notes	9.00	8/15/2023	25,000	[b]	21,250
Prestige Brands,
Gtd. Notes	6.38	3/1/2024	55,000	[b]	55,000
Revlon Consumer Products,
Gtd. Notes	5.75	2/15/2021	75,000		60,375
Scotts Miracle-Gro,
Gtd. Notes	5.25	12/15/2026	20,000		18,900
Spectrum Brands,
Gtd. Notes	5.75	7/15/2025	75,000		74,273
Spectrum Brands,
Gtd. Notes	6.13	12/15/2024	50,000		50,000
					637,736
Diversified Financials - .2%
Ally Financial,
Gtd. Notes	8.00	11/1/2031	150,000		180,750
Ally Financial,
Sr. Unscd. Notes	4.13	2/13/2022	50,000		50,313
Ally Financial,
Sub. Notes	5.75	11/20/2025	150,000		156,562
Credit Acceptance,
Gtd. Notes	6.13	2/15/2021	100,000		100,437
Credit Acceptance,
Gtd. Notes	7.38	3/15/2023	75,000		77,156
goeasy,
Gtd. Notes	7.88	11/1/2022	25,000	[b]	26,250
Jefferies Finance,
Sr. Unscd. Notes	6.88	4/15/2022	50,000	[b]	49,625
Ladder Capital Finance,
Gtd. Notes	5.88	8/1/2021	125,000	[b]	126,875

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Diversified Financials - .2% (continued)
Lions Gate Capital Holding,
Gtd. Notes	5.88	11/1/2024	75,000	[b]	74,063
LPL Holdings,
Gtd. Notes	5.75	9/15/2025	100,000	[b]	98,580
Nationstar Mortgage,
Gtd. Notes	6.50	6/1/2022	100,000		98,687
Nationstar Mortgage,
Gtd. Notes	6.50	7/1/2021	35,000		35,000
Navient,
Sr. Unscd. Notes	5.50	1/25/2023	75,000		72,656
Navient,
Sr. Unscd. Notes	5.88	10/25/2024	100,000		94,000
Navient,
Sr. Unscd. Notes	6.50	6/15/2022	190,000		194,569
Quicken Loans,
Gtd. Notes	5.75	5/1/2025	60,000	[b]	58,200
SLM,
Sr. Unscd. Notes	5.13	4/5/2022	75,000		72,938
Springleaf Finance,
Gtd. Notes	6.00	6/1/2020	40,000		40,800
Springleaf Finance,
Gtd. Notes	6.13	5/15/2022	50,000		51,646
Springleaf Finance,
Gtd. Notes	6.88	3/15/2025	100,000		96,000
Springleaf Finance,
Gtd. Notes	7.13	3/15/2026	45,000		42,947
Springleaf Finance,
Gtd. Notes	8.25	12/15/2020	50,000		53,500
					1,851,554
Electronic Components - .0%
Ingram Micro,
Sr. Unscd. Notes	5.45	12/15/2024	75,000		73,313
Ingram Micro,
Sr. Unscd. Notes	5.00	8/10/2022	100,000		98,032
Sensata Technologies,
Gtd. Notes	4.88	10/15/2023	75,000	[b]	75,469
WESCO Distribution,
Gtd. Notes	5.38	12/15/2021	75,000		75,844
					322,658
Energy - .7%
American Midstream Partners,
Gtd. Notes	9.50	12/15/2021	50,000	[b]	46,750
Antero Midstream Partners,
Gtd. Notes	5.38	9/15/2024	75,000		73,875
Antero Resources,
Gtd. Notes	5.13	12/1/2022	125,000		125,312

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Energy - .7% (continued)
Antero Resources,
Gtd. Notes	5.63	6/1/2023	75,000		75,187
Archrock Partners,
Sr. Unscd. Notes	6.00	10/1/2022	100,000		98,000
Ascent Resources Utica Holdings,
Sr. Unscd. Notes	10.00	4/1/2022	32,000	[b]	34,360
Blue Racer Midstream,
Gtd. Notes	6.13	11/15/2022	75,000	[b]	76,312
Buckeye Partners,
Jr. Sub. Notes	6.38	1/22/2078	100,000		88,000
California Resources,
Scd. Notes	8.00	12/15/2022	150,000	[b]	120,750
Callon Petroleum,
Notes	6.13	10/1/2024	55,000		55,550
Calumet Specialty Products Partners,
Gtd. Notes	6.50	4/15/2021	125,000		117,500
Canadian Oil Sands,
Gtd. Notes	4.50	4/1/2022	100,000	[b]	100,099
Carrizo Oil & Gas,
Gtd. Notes	6.25	4/15/2023	75,000		74,625
Cheniere,
Sr. Scd. Notes	7.00	6/30/2024	140,000		154,672
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.13	6/30/2027	100,000		101,125
Chesapeake Energy,
Gtd. Notes	6.13	2/15/2021	100,000		100,250
Chesapeake Energy,
Gtd. Notes	8.00	6/15/2027	100,000		96,346
Chesapeake Energy,
Gtd. Notes	8.00	1/15/2025	75,000		75,765
CNX Resources,
Gtd. Notes	5.88	4/15/2022	100,000		99,750
Crestwood Midstream Partners,
Gtd. Notes	6.25	4/1/2023	75,000		76,031
CSI Compressco,
Gtd. Notes	7.25	8/15/2022	100,000		89,000
CVR Refining,
Gtd. Notes	6.50	11/1/2022	100,000		100,750
DCP Midstream Operating,
Gtd. Notes	3.88	3/15/2023	130,000		127,075
DCP Midstream Operating,
Gtd. Notes	4.75	9/30/2021	95,000	[b]	95,712
DCP Midstream Operating,
Gtd. Notes	4.95	4/1/2022	60,000		60,750
DCP Midstream Operating,
Gtd. Notes	6.75	9/15/2037	50,000	[b]	51,500
Denbury Resources,
Scd. Bonds	9.00	5/15/2021	100,000	[b]	99,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Energy - .7% (continued)
Denbury Resources ,
Gtd. Notes	5.50	5/1/2022	50,000		37,000
Diamond Offshore Drilling,
Sr. Unscd. Notes	4.88	11/1/2043	100,000		62,500
Diamond Offshore Drilling,
Sr. Unscd. Notes	7.88	8/15/2025	100,000		95,000
Diamondback Energy,
Gtd. Notes	4.75	11/1/2024	75,000		75,187
Diamondback Energy,
Gtd. Notes	5.38	5/31/2025	75,000		77,526
Eclipse Resources,
Gtd. Notes	8.88	5/15/2023	75,000		68,250
Energy Transfer Equity,
Sr. Scd. Notes	5.50	6/1/2027	75,000		78,000
Energy Transfer Equity,
Sr. Scd. Notes	5.88	1/15/2024	25,000		26,750
Energy Transfer Equity,
Sr. Scd. Notes	7.50	10/15/2020	50,000		53,188
Enlink Midstream Partner,
Sr. Unscd. Notes	4.85	7/15/2026	25,000		23,531
EnLink Midstream Partners ,
Sr. Unscd. Notes	5.05	4/1/2045	110,000		91,300
EnLink Midstream Partners ,
Sr. Unscd. Notes	5.45	6/1/2047	110,000		95,150
EnLink Midstream Partners ,
Sr. Unscd. Notes	5.60	4/1/2044	100,000		86,750
Ensco,
Sr. Unscd. Notes	4.50	10/1/2024	50,000		37,250
Ensco,
Sr. Unscd. Notes	5.75	10/1/2044	100,000		65,750
EP Energy,
Scd. Notes	8.00	2/15/2025	50,000	[b]	24,938
Extraction Oil & Gas,
Sr. Unscd. Notes	5.63	2/1/2026	100,000	[b]	82,500
Genesis Energy,
Gtd. Notes	6.00	5/15/2023	50,000		48,125
Genesis Energy,
Gtd. Notes	6.75	8/1/2022	75,000		75,690
Gulfport Energy,
Gtd. Notes	6.00	10/15/2024	100,000		94,500
Gulfport Energy,
Gtd. Notes	6.38	5/15/2025	75,000		71,344
Halcon Resources,
Gtd. Notes	6.75	2/15/2025	18,000		13,770
Hilcorp Energy I,
Sr. Unscd. Notes	5.75	10/1/2025	75,000	[b]	73,313
KCA Deutag UK Finance,
Sr. Scd. Notes	9.88	4/1/2022	50,000	[b]	39,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Energy - .7% (continued)
Laredo Petroleum,
Gtd. Notes	5.63	1/15/2022	100,000		97,000
Martin Midstream Partners,
Gtd. Notes	7.25	2/15/2021	85,000		82,875
McDermott Technology Americas,
Gtd. Notes	10.63	5/1/2024	100,000	[b]	89,875
MEG Energy,
Gtd. Notes	7.00	3/31/2024	75,000	[b]	66,563
MEG Energy,
Scd. Notes	6.50	1/15/2025	50,000	[b]	49,313
Murphy Oil,
Sr. Unscd. Notes	5.88	12/1/2042	50,000		41,859
Murphy Oil,
Sr. Unscd. Notes	5.75	8/15/2025	70,000		70,434
Murphy Oil,
Sr. Unscd. Notes	6.88	8/15/2024	25,000		26,183
Murphy Oil USA,
Sr. Unscd. Notes	5.63	5/1/2027	50,000		49,500
Newfield Exploration,
Sr. Unscd. Notes	5.38	1/1/2026	15,000		15,450
Newfield Exploration,
Sr. Unscd. Notes	5.63	7/1/2024	55,000		57,888
Newfield Exploration,
Sr. Unscd. Notes	5.75	1/30/2022	25,000		26,063
NGPL Pipeco,
Sr. Unscd. Bonds	4.88	8/15/2027	75,000	[b]	74,531
Noble Holding International,
Gtd. Notes	5.25	3/15/2042	100,000		60,750
Noble Holding International,
Gtd. Notes	6.05	3/1/2041	100,000		62,500
Noble Holding International,
Gtd. Notes	7.75	1/15/2024	43,000		36,335
NuStar Logistics,
Gtd. Notes	4.75	2/1/2022	125,000		122,500
Oceaneering International,
Sr. Unscd. Notes	4.65	11/15/2024	100,000		85,500
Parsley Energy,
Gtd. Notes	5.38	1/15/2025	75,000	[b]	74,812
Parsley Energy,
Gtd. Notes	6.25	6/1/2024	120,000	[b]	123,284
Parsley Energy ,
Gtd. Notes	5.63	10/15/2027	120,000	[b]	119,550
Pattern Energy Group,
Gtd. Notes	5.88	2/1/2024	50,000	[b]	49,125
PBF Finance,
Gtd. Notes	7.00	11/15/2023	125,000		126,250
PBF Logistics Finance,
Gtd. Notes	6.88	5/15/2023	125,000		127,969

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Energy - .7% (continued)
Precision Drilling,
Gtd. Notes	7.13	1/15/2026	70,000	[b]	64,400
QEP Resources,
Sr. Unscd. Notes	5.25	5/1/2023	25,000		24,188
Range Resources,
Gtd. Notes	4.88	5/15/2025	75,000		68,250
Range Resources,
Gtd. Notes	5.00	8/15/2022	25,000		24,375
Range Resources,
Gtd. Notes	5.88	7/1/2022	20,000		20,150
Resolute Energy,
Gtd. Notes	8.50	5/1/2020	50,000		50,188
Rose Rock Midstream,
Gtd. Notes	5.63	7/15/2022	150,000		143,250
Rowan Cos.,
Gtd. Notes	4.88	6/1/2022	25,000		22,233
Rowan Cos.,
Gtd. Notes	5.85	1/15/2044	20,000		13,050
Rowan Cos.,
Gtd. Notes	7.38	6/15/2025	75,000		64,875
Sanchez Energy,
Gtd. Notes	6.13	1/15/2023	100,000		18,000
Sanchez Energy,
Gtd. Notes	7.75	6/15/2021	35,000		7,000
SESI,
Gtd. Notes	7.13	12/15/2021	75,000		66,938
Seven Generations Energy,
Gtd. Notes	6.88	6/30/2023	120,000	[b]	121,500
SM Energy,
Sr. Unscd. Notes	5.63	6/1/2025	75,000		72,188
SM Energy,
Sr. Unscd. Notes	6.13	11/15/2022	27,000		27,203
Southwestern Energy,
Gtd. Notes	7.75	10/1/2027	50,000		51,750
Summit Midstream Holdings,
Gtd. Notes	5.75	4/15/2025	75,000		70,688
Tallgrass Energy Partners,
Gtd. Notes	5.50	1/15/2028	80,000	[b]	78,200
Targa Resources Partners,
Gtd. Notes	4.13	11/15/2019	25,000		25,000
Targa Resources Partners ,
Gtd. Notes	5.00	1/15/2028	80,000		75,600
Teine Energy,
Sr. Unscd. Notes	6.88	9/30/2022	60,000	[b]	60,000
Transocean,
Gtd. Notes	6.80	3/15/2038	150,000		113,625
Transocean,
Gtd. Notes	7.50	1/15/2026	100,000	[b]	95,625

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Energy - .7% (continued)
Transocean,
Gtd. Notes	7.50	4/15/2031	75,000		61,125
Transocean Phoenix 2,
Sr. Scd. Notes	7.75	10/15/2024	60,000	[b]	62,625
Trinidad Drilling,
Gtd. Notes	6.63	2/15/2025	40,000	[b]	40,450
Ultra Resources,
Gtd. Notes	6.88	4/15/2022	50,000	[b]	20,500
Weatherford International,
Gtd. Notes	4.50	4/15/2022	40,000		25,600
Weatherford International,
Gtd. Notes	7.00	3/15/2038	100,000		57,750
Weatherford International,
Gtd. Notes	7.75	6/15/2021	45,000		38,588
Weatherford International,
Gtd. Notes	8.25	6/15/2023	45,000		28,913
Weatherford International,
Gtd. Notes	9.88	3/1/2025	100,000		64,250
Whiting Petroleum,
Gtd. Notes	5.75	3/15/2021	75,000		75,375
WPX Energy,
Sr. Unscd. Notes	5.25	9/15/2024	75,000		74,437
WPX Energy,
Sr. Unscd. Notes	6.00	1/15/2022	11,000		11,220
					7,586,076
Environmental Control - .0%
Advanced Disposal Services,
Sr. Unscd. Notes	5.63	11/15/2024	50,000	[b]	50,375
Clean Harbors,
Gtd. Notes	5.13	6/1/2021	25,000		24,875
Covanta Holding,
Sr. Unscd. Notes	5.88	3/1/2024	100,000		100,000
Covanta Holding,
Sr. Unscd. Notes	6.00	1/1/2027	95,000		91,437
GFL Environmental,
Sr. Unscd. Notes	5.38	3/1/2023	100,000	[b]	94,000
Tervita Escrow,
Scd. Notes	7.63	12/1/2021	60,000	[b]	59,250
					419,937
Financials - .0%
AerCap Global Aviation Trust,
Gtd. Notes	6.50	6/15/2045	75,000	[b]	73,187
Fortress Transportation &
Infrastructure Investors,
Sr. Unscd. Notes	6.75	3/15/2022	60,000	[b]	60,412
Icahn Enterprises,
Gtd. Notes	5.88	2/1/2022	125,000		126,420

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Financials - .0% (continued)
Park Aerospace Holdings,
Gtd. Notes	5.25	8/15/2022	140,000	[b]	142,667
Park Aerospace Holdings,
Gtd. Notes	5.50	2/15/2024	75,000	[b]	76,406
					479,092
Food Products - .1%
B&G Foods,
Gtd. Notes	4.63	6/1/2021	75,000		75,679
Darling Ingredients,
Gtd. Notes	5.38	1/15/2022	70,000		70,613
Dole Food,
Sr. Scd. Notes	7.25	6/15/2025	50,000	[b]	45,750
Fresh Market,
Sr. Scd. Notes	9.75	5/1/2023	25,000	[b]	18,875
JBS USA Finance,
Gtd. Notes	5.75	6/15/2025	100,000	[b]	100,125
JBS USA Finance,
Gtd. Notes	5.88	7/15/2024	75,000	[b]	76,219
JBS USA LUX,
Gtd. Notes	6.75	2/15/2028	50,000	[b]	51,250
New Albertsons,
Gtd. Notes	5.75	3/15/2025	75,000		70,594
New Albertsons,
Gtd. Notes	6.63	6/15/2024	75,000		74,250
New Albertsons,
Sr. Unscd. Bonds	8.00	5/1/2031	50,000		45,130
Pilgrim's Pride,
Gtd. Notes	5.75	3/15/2025	75,000	[b]	73,875
Post Holdings,
Gtd. Notes	5.00	8/15/2026	250,000	[b]	237,550
Post Holdings,
Gtd. Notes	5.50	3/1/2025	75,000	[b]	74,906
Post Holdings,
Gtd. Notes	5.63	1/15/2028	50,000	[b]	48,125
Safeway,
Sr. Unscd. Notes	7.25	2/1/2031	15,000		13,500
Tesco,
Sr. Unscd. Notes	6.15	11/15/2037	100,000	[b]	104,095
TreeHouse Foods,
Gtd. Notes	6.00	2/15/2024	75,000	[b]	77,336
US Foods,
Gtd. Notes	5.88	6/15/2024	75,000	[b]	76,578
					1,334,450
Food Service - .0%
Aramark Services,
Gtd. Notes	4.75	6/1/2026	75,000		73,875

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Food Service - .0% (continued)
Aramark Services,
Sr. Unscd. Notes	5.00	2/1/2028	150,000	[b]	146,812
					220,687
Forest Products & Other - .0%
Cascades,
Gtd. Notes	5.50	7/15/2022	19,000	[b]	19,000
Mercer International,
Sr. Unscd. Notes	6.50	2/1/2024	50,000		50,769
Resolute Forest Products,
Gtd. Notes	5.88	5/15/2023	75,000		74,710
					144,479
Health Care - .6%
Acadia Healthcare,
Gtd. Notes	5.13	7/1/2022	100,000		98,875
Acadia Healthcare,
Gtd. Notes	5.63	2/15/2023	75,000		73,829
Acadia Healthcare,
Gtd. Notes	6.13	3/15/2021	95,000		95,475
Avantor,
Sr. Scd. Notes	6.00	10/1/2024	100,000	[b]	102,471
Avantor,
Sr. Unscd. Notes	9.00	10/1/2025	100,000	[b]	103,500
Bausch Health,
Sr. Scd. Notes	7.00	3/15/2024	200,000	[b]	210,375
Bausch Health Cos.,
Gtd. Notes	5.88	5/15/2023	300,000	[b]	295,011
Bausch Health ,
Gtd. Notes	5.63	12/1/2021	116,000	[b]	116,217
Bausch Health ,
Gtd. Notes	6.13	4/15/2025	300,000	[b]	284,250
Centene,
Sr. Unscd. Notes	4.75	1/15/2025	75,000		76,219
Centene,
Sr. Unscd. Notes	4.75	5/15/2022	125,000		127,694
Centene,
Sr. Unscd. Notes	5.38	6/1/2026	150,000	[b]	155,857
Centene,
Sr. Unscd. Notes	5.63	2/15/2021	75,000		76,312
Community Health Systems,
Gtd. Notes	6.88	2/1/2022	44,000		25,232
Community Health Systems,
Scd. Notes	8.13	6/30/2024	4,000	[b]	3,190
Community Health Systems,
Scd. Notes	11.00	6/30/2023	85,000	[b]	73,100
Community Health Systems,
Sr. Scd. Notes	5.13	8/1/2021	50,000		48,313

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Health Care - .6% (continued)
Community Health Systems,
Sr. Scd. Notes	6.25	3/31/2023	210,000		201,337
Davita Healthcare Partners,
Gtd. Notes	5.00	5/1/2025	75,000		72,469
DaVita HealthCare Partners,
Gtd. Notes	5.13	7/15/2024	300,000		296,340
DJO Finance,
Scd. Notes	8.13	6/15/2021	75,000	[b]	78,127
Encompass Health,
Gtd. Notes	5.75	11/1/2024	75,000		76,125
Encompass Health,
Gtd. Notes	5.75	9/15/2025	100,000		101,500
Endo Finance,
Gtd. Notes	5.38	1/15/2023	75,000	[b]	61,594
Endo Finance,
Gtd. Notes	5.75	1/15/2022	50,000	[b]	45,625
Endo Finance,
Gtd. Notes	6.00	7/15/2023	150,000	[b]	123,318
Endo Finance,
Gtd. Notes	6.00	2/1/2025	75,000	[b]	58,313
HCA,
Gtd. Notes	5.38	2/1/2025	230,000		237,979
HCA,
Gtd. Notes	5.88	5/1/2023	150,000		159,000
HCA,
Gtd. Notes	7.50	2/15/2022	300,000		329,250
HCA,
Sr. Scd. Bonds	4.50	2/15/2027	160,000		161,648
HCA,
Sr. Scd. Notes	5.00	3/15/2024	300,000		312,900
HCA,
Sr. Scd. Notes	5.50	6/15/2047	100,000		104,430
HCA,
Sr. Scd. Notes	6.50	2/15/2020	50,000		51,500
Immucor,
Gtd. Notes	11.13	2/15/2022	60,000	[b]	61,500
inVentiv Group Holdings,
Gtd. Notes	7.50	10/1/2024	55,000	[b]	58,231
Kinetic Concepts,
Scd. Notes	12.50	11/1/2021	125,000	[b]	135,625
Kinetic Concepts,
Sr. Scd. Notes	7.88	2/15/2021	75,000	[b]	76,594
Mallinckrodt International Finance,
Gtd. Notes	4.88	4/15/2020	75,000	[b]	74,531
Mallinckrodt International Finance,
Gtd. Notes	5.63	10/15/2023	75,000	[b]	63,656
Mallinckrodt International Finance,
Gtd. Notes	5.75	8/1/2022	75,000	[b]	68,438

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Health Care - .6% (continued)
MEDNAX,
Gtd. Notes	5.25	12/1/2023	75,000	[b]	75,469
Molina Healthcare,
Gtd. Notes	5.38	11/15/2022	75,000		76,687
MPH Acquisition Holdings,
Gtd. Notes	7.13	6/1/2024	75,000	[b]	74,662
One Call,
Sr. Scd. Notes	7.50	7/1/2024	100,000	[b]	94,500
Ortho-Clinical Diagnostics,
Sr. Unscd. Notes	6.63	5/15/2022	125,000	[b]	121,250
RegionalCare Hospital Partners
Holdings,
Sr. Scd. Notes	8.25	5/1/2023	40,000	[b]	42,512
Select Medical,
Gtd. Notes	6.38	6/1/2021	75,000		75,656
Sotera Health Topco,
Sr. Unscd. Notes	8.13	11/1/2021	60,000	[b]	60,150
Surgery Center Holdings,
Gtd. Notes	8.88	4/15/2021	60,000	[b]	61,500
Tenet Healthcare,
Scd. Notes	7.50	1/1/2022	110,000	[b]	114,427
Tenet Healthcare,
Sr. Scd. Notes	4.63	7/15/2024	100,000		98,323
Tenet Healthcare,
Sr. Scd. Notes	6.00	10/1/2020	125,000		129,569
Tenet Healthcare,
Sr. Unscd. Notes	6.75	6/15/2023	200,000		197,250
Tenet Healthcare,
Sr. Unscd. Notes	8.13	4/1/2022	50,000		52,438
Universal Hospital Services,
Scd. Notes	7.63	8/15/2020	75,000		75,000
Vizient,
Sr. Unscd. Notes	10.38	3/1/2026	75,000	[b]	81,375
WellCare Health Plans,
Sr. Unscd. Notes	5.25	4/1/2025	150,000		153,562
West Street Merger Sub,
Sr. Unscd. Notes	6.38	9/1/2025	100,000	[b]	91,000
					6,651,280
Industrials - .1%
AECOM,
Gtd. Notes	5.13	3/15/2027	75,000		70,875
AECOM,
Gtd. Notes	5.88	10/15/2024	75,000		78,356
Brand Industrial Services,
Sr. Unscd. Notes	8.50	7/15/2025	100,000	[b]	89,875
CDW,
Gtd. Notes	5.00	9/1/2025	75,000		74,719

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Industrials - .1% (continued)
CDW,
Gtd. Notes	5.50	12/1/2024	75,000		77,962
Gates Global,
Gtd. Notes	6.00	7/15/2022	35,000	[b]	35,317
Great Lakes Dredge & Dock Corp,
Gtd. Notes	8.00	5/15/2022	75,000		77,437
Koppers,
Gtd. Notes	6.00	2/15/2025	25,000	[b]	22,313
Mobile Mini,
Gtd. Notes	5.88	7/1/2024	50,000		50,375
New Enterprise Stone & Lime,
Sr. Unscd. Notes	10.13	4/1/2022	100,000	[b]	100,500
Stena,
Sr. Unscd. Notes	7.00	2/1/2024	75,000	[b]	69,563
Terex,
Gtd. Notes	5.63	2/1/2025	35,000	[b]	33,906
Vertiv Group,
Sr. Unscd. Notes	9.25	10/15/2024	75,000	[b]	70,125
Weekley Homes ,
Sr. Unscd. Notes	6.63	8/15/2025	75,000		69,375
					920,698
Information Technology - .1%
Camelot Finance,
Sr. Unscd. Notes	7.88	10/15/2024	75,000	[b]	78,187
CDK Global,
Sr. Unscd. Notes	4.88	6/1/2027	50,000		48,750
CDK Global,
Sr. Unscd. Notes	5.00	10/15/2024	50,000		50,000
Change Healthcare Holdings,
Sr. Unscd. Notes	5.75	3/1/2025	75,000	[b]	72,094
First Data,
Scd. Notes	5.75	1/15/2024	110,000	[b]	113,437
First Data,
Sr. Scd. Notes	5.38	8/15/2023	40,000	[b]	40,875
Genesys,
Gtd. Notes	10.00	11/30/2024	75,000	[b]	80,625
Infor Software Parent,
Sr. Unscd. Notes	7.13	5/1/2021	125,000	[b]	126,406
Infor US,
Gtd. Notes	6.50	5/15/2022	50,000		51,063
Italics Merger Sub,
Sr. Unscd. Notes	7.13	7/15/2023	75,000	[b]	75,562
MSCI,
Gtd. Notes	4.75	8/1/2026	75,000	[b]	74,906
MSCI,
Gtd. Notes	5.25	11/15/2024	75,000	[b]	76,875

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Information Technology - .1% (continued)
MSCI,
Gtd. Notes	5.75	8/15/2025	75,000	[b]	78,000
Nuance Communications,
Gtd. Bonds	5.63	12/15/2026	75,000		73,688
Nuance Communications,
Gtd. Notes	6.00	7/1/2024	50,000		50,688
Open Text,
Gtd. Notes	5.63	1/15/2023	75,000	[b]	77,027
Open Text,
Gtd. Notes	5.88	6/1/2026	75,000	[b]	77,625
Rackspace Hosting,
Gtd. Notes	8.63	11/15/2024	35,000	[b]	29,400
Riverbed Technology,
Gtd. Notes	8.88	3/1/2023	75,000	[b]	55,125
Solera Finance,
Sr. Unscd. Notes	10.50	3/1/2024	75,000	[b]	81,748
TIBCO Software,
Sr. Unscd. Notes	11.38	12/1/2021	125,000	[b]	131,875
Veritas US,
Sr. Unscd. Notes	10.50	2/1/2024	75,000	[b]	55,148
					1,599,104
Insurance - .0%
Assurant,
Sub. Notes	7.00	3/27/2048	90,000		86,983
Genworth Holdings,
Gtd. Notes	7.63	9/24/2021	50,000		50,500
Liberty Mutual Group,
Gtd. Bonds	7.80	3/15/2037	50,000	[b]	56,510
Radian Group,
Sr. Unscd. Notes	7.00	3/15/2021	100,000		105,500
Voya Financial,
Gtd. Notes	4.70	1/23/2048	75,000		63,110
					362,603
Internet Software & Services - .1%
Netflix,
Sr. Unscd. Bonds	4.38	11/15/2026	75,000		71,203
Netflix,
Sr. Unscd. Notes	4.88	4/15/2028	100,000		95,250
Netflix,
Sr. Unscd. Notes	5.50	2/15/2022	50,000		52,090
Netflix,
Sr. Unscd. Notes	5.75	3/1/2024	25,000		26,125
Netflix,
Sr. Unscd. Notes	5.88	2/15/2025	75,000		77,884
Netflix,
Sr. Unscd. Notes	5.88	11/15/2028	200,000	[b]	203,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Internet Software & Services - .1% (continued)
Symantec,
Sr. Unscd. Notes	5.00	4/15/2025	75,000	[b]	74,842
VeriSign,
Sr. Unscd. Notes	4.75	7/15/2027	100,000		99,000
VeriSign,
Sr. Unscd. Notes	5.25	4/1/2025	22,000		22,760
Zayo Group,
Gtd. Notes	5.75	1/15/2027	75,000	[b]	72,652
Zayo Group,
Gtd. Notes	6.00	4/1/2023	75,000		75,750
Zayo Group,
Gtd. Notes	6.38	5/15/2025	75,000		73,500
					944,306
Materials - .2%
ARD Finance,
Sr. Scd. Notes	7.13	9/15/2023	75,000		72,750
Ardagh Packaging Finance,
Gtd. Notes	7.25	5/15/2024	75,000	[b]	78,000
Ardagh Packaging Finance,
Sr. Scd. Notes	4.63	5/15/2023	75,000	[b]	75,187
Ball,
Gtd. Bonds	4.00	11/15/2023	75,000		75,367
Ball,
Gtd. Bonds	5.00	3/15/2022	100,000		103,750
Ball,
Gtd. Notes	4.38	12/15/2020	50,000		50,813
Ball,
Gtd. Notes	4.88	3/15/2026	75,000		76,734
Ball,
Gtd. Notes	5.25	7/1/2025	75,000		78,844
Berry Global,
Scd. Notes	5.50	5/15/2022	75,000		75,772
Berry Plastics,
Scd. Notes	5.13	7/15/2023	75,000		75,493
Bway Holding,
Sr. Scd. Notes	5.50	4/15/2024	100,000	[b]	98,063
Bway Holding,
Sr. Unscd. Notes	7.25	4/15/2025	115,000	[b]	106,519
Crown Americas,
Gtd. Notes	4.75	2/1/2026	100,000		98,000
Crown Americas ,
Gtd. Notes	4.25	9/30/2026	50,000		47,688
Crown Americas Capital Corp IV,
Gtd. Notes	4.50	1/15/2023	75,000		75,750
Flex Acquisition,
Sr. Unscd. Notes	6.88	1/15/2025	75,000	[b]	70,500

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Materials - .2% (continued)
Foresight Energy,
Scd. Notes	11.50	4/1/2023	50,000	[b]	43,125
Grinding Med,
Sr. Scd. Notes	7.38	12/15/2023	75,000	[b]	76,125
Hillman Group,
Sr. Unscd. Notes	6.38	7/15/2022	100,000	[b]	82,000
Novelis,
Gtd. Notes	5.88	9/30/2026	75,000	[b]	72,656
Novelis,
Gtd. Notes	6.25	8/15/2024	75,000	[b]	75,937
Owens-Brockway Glass Container,
Gtd. Notes	5.00	1/15/2022	65,000	[b]	65,894
Pactiv,
Sr. Unscd. Notes	8.38	4/15/2027	50,000		49,875
Park-Ohio Industries Inc,
Gtd. Notes	6.63	4/15/2027	85,000		83,087
Peabody Securities Finance,
Sr. Scd. Notes	6.38	3/31/2025	75,000	[b]	72,563
Reynolds Group,
Gtd. Notes	7.00	7/15/2024	75,000	[b]	76,828
Reynolds Group Issuer,
Sr. Scd. Notes	5.13	7/15/2023	175,000	[b]	175,542
Sealed Air,
Gtd. Notes	5.13	12/1/2024	120,000	[b]	121,836
Sealed Air,
Gtd. Notes	5.25	4/1/2023	60,000	[b]	61,350
Sealed Air,
Gtd. Notes	5.50	9/15/2025	45,000	[b]	46,125
SunCoke Energy Partners,
Gtd. Notes	7.50	6/15/2025	35,000	[b]	34,038
					2,396,211
Media - .5%
Altice,
Gtd. Notes	7.63	2/15/2025	75,000	[b]	64,031
Altice,
Gtd. Notes	7.75	5/15/2022	200,000	[b]	194,750
Altice Financing,
Sr. Scd. Bonds	7.50	5/15/2026	150,000	[b]	142,500
Altice Financing,
Sr. Scd. Notes	6.63	2/15/2023	150,000	[b]	151,170
Altice France,
Sr. Scd. Bonds	6.25	5/15/2024	75,000	[b]	73,804
Altice France,
Sr. Scd. Notes	7.38	5/1/2026	300,000	[b]	290,250
AMC Networks,
Gtd. Notes	4.75	12/15/2022	75,000		75,375

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Media - .5% (continued)
AMC Networks,
Gtd. Notes	4.75	8/1/2025	50,000		48,438
AMC Networks,
Gtd. Notes	5.00	4/1/2024	75,000		74,625
Cablevision Systems,
Sr. Unscd. Notes	5.88	9/15/2022	130,000		130,975
Cablevision Systems,
Sr. Unscd. Notes	8.00	4/15/2020	50,000		52,125
CBS Radio,
Sr. Unscd. Notes	7.25	11/1/2024	50,000	[b]	47,375
CCO Holdings,
Sr. Unscd. Notes	5.00	2/1/2028	200,000	[b]	190,500
CCO Holdings,
Sr. Unscd. Notes	5.13	2/15/2023	200,000		202,500
CCO Holdings,
Sr. Unscd. Notes	5.13	5/1/2027	200,000	[b]	194,000
CCO Holdings,
Sr. Unscd. Notes	5.50	5/1/2026	75,000	[b]	75,000
CCO Holdings,
Sr. Unscd. Notes	5.75	9/1/2023	120,000		122,700
CCO Holdings,
Sr. Unscd. Notes	5.75	2/15/2026	200,000	[b]	204,000
CCO Holdings,
Sr. Unscd. Notes	5.88	4/1/2024	75,000	[b]	77,080
Cengage Learning,
Sr. Unscd. Notes	9.50	6/15/2024	50,000	[b]	34,141
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	6.50	11/15/2022	145,000		148,987
CSC Holdings,
Gtd. Notes	5.50	4/15/2027	75,000	[b]	73,499
CSC Holdings,
Sr. Unscd. Notes	6.75	11/15/2021	50,000		52,640
DISH DBS,
Gtd. Notes	5.88	7/15/2022	200,000		190,750
DISH DBS,
Gtd. Notes	5.88	11/15/2024	50,000		41,625
DISH DBS,
Gtd. Notes	6.75	6/1/2021	150,000		153,151
DISH DBS,
Gtd. Notes	7.75	7/1/2026	200,000		172,750
EW Scripps,
Sr. Unscd. Notes	5.13	5/15/2025	50,000	[b]	47,875
Gray Television,
Gtd. Notes	5.13	10/15/2024	75,000	[b]	73,078
Gray Television,
Gtd. Notes	5.88	7/15/2026	75,000	[b]	73,875
Lee Enterprises,
Sr. Scd. Notes	9.50	3/15/2022	50,000	[b]	50,625

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Media - .5% (continued)
Nexstar Escrow,
Gtd. Notes	5.63	8/1/2024	75,000	[b]	72,750
Quebecor Media,
Sr. Unscd. Notes	5.75	1/15/2023	100,000		103,500
Radiate Holdco,
Sr. Unscd. Notes	6.88	2/15/2023	100,000	[b]	96,625
Sinclair Television Group,
Gtd. Notes	5.38	4/1/2021	75,000		75,375
Sinclair Television Group,
Gtd. Notes	6.13	10/1/2022	75,000		76,500
Sirius XM Radio,
Gtd. Notes	3.88	8/1/2022	200,000	[b]	198,000
Sirius XM Radio,
Gtd. Notes	5.38	4/15/2025	75,000	[b]	76,219
Sirius XM Radio,
Gtd. Notes	5.38	7/15/2026	75,000	[b]	74,610
Sirius XM Radio,
Gtd. Notes	6.00	7/15/2024	75,000	[b]	78,187
TEGNA,
Gtd. Notes	4.88	9/15/2021	15,000	[b]	15,000
TEGNA,
Gtd. Notes	6.38	10/15/2023	175,000		178,500
Tribune Media,
Gtd. Notes	5.88	7/15/2022	75,000		76,594
Unitymedia Hessen GmbH & Co.,
Sr. Scd. Bonds	5.00	1/15/2025	75,000	[b]	76,594
Univision Communications,
Sr. Scd. Notes	5.13	2/15/2025	75,000	[b]	68,531
Univision Communications,
Sr. Scd. Notes	5.13	5/15/2023	75,000	[b]	70,313
Univision Communications,
Sr. Scd. Notes	6.75	9/15/2022	25,000	[b]	25,219
Viacom,
Jr. Sub. Notes	5.88	2/28/2057	50,000		48,349
Viacom,
Jr. Sub. Notes	6.25	2/28/2057	50,000		48,289
Virgin Media Secured Finance,
Sr. Scd. Bonds	5.25	1/15/2026	75,000	[b]	74,156
Ziggo,
Sr. Scd. Notes	5.50	1/15/2027	300,000	[b]	284,157
Ziggo Bond Finance,
Sr. Unscd. Notes	6.00	1/15/2027	75,000	[b]	69,281
					5,410,943
Metals & Mining - .2%
AK Steel,
Gtd. Notes	7.63	10/1/2021	20,000		19,600

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Metals & Mining - .2% (continued)
Alcoa Nederland Holding,
Gtd. Notes	6.75	9/30/2024	75,000	[b]	78,499
Alcoa Nederland Holding,
Gtd. Notes	7.00	9/30/2026	75,000	[b]	79,500
Allegheny Technologies,
Sr. Unscd. Notes	7.88	8/15/2023	75,000		80,250
Barminco Finance,
Sr. Scd. Notes	6.63	5/15/2022	100,000	[b]	99,000
Century Aluminum,
Scd. Notes	7.50	6/1/2021	50,000	[b]	50,125
Cleveland-Cliffs,
Gtd. Notes	5.75	3/1/2025	75,000		72,750
Coeur Mining,
Gtd. Notes	5.88	6/1/2024	75,000		69,555
Constellium,
Sr. Unscd. Notes	6.63	3/1/2025	75,000	[b]	74,812
FMG Resources,
Gtd. Notes	4.75	5/15/2022	50,000	[b]	50,047
Freeport-McMoran,
Gtd. Notes	4.00	11/14/2021	50,000		49,563
Freeport-McMoRan,
Gtd. Notes	3.55	3/1/2022	75,000		72,750
Freeport-McMoRan,
Gtd. Notes	3.88	3/15/2023	100,000		96,250
Freeport-McMoRan,
Gtd. Notes	4.55	11/14/2024	50,000		48,125
Freeport-McMoRan,
Gtd. Notes	5.40	11/14/2034	75,000		66,750
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/2043	100,000		86,500
Hudbay Minerals,
Gtd. Notes	7.25	1/15/2023	25,000	[b]	25,875
Hudbay Minerals,
Gtd. Notes	7.63	1/15/2025	75,000	[b]	77,437
IAMGOLD,
Gtd. Notes	7.00	4/15/2025	50,000	[b]	49,063
Mountain Province Diamonds,
Scd. Notes	8.00	12/15/2022	100,000	[b]	101,375
Steel Dynamics,
Gtd. Notes	5.00	12/15/2026	75,000		74,812
Steel Dynamics,
Gtd. Notes	5.13	10/1/2021	35,000		35,306
Teck Resources,
Gtd. Bonds	6.00	8/15/2040	50,000		50,500
Teck Resources,
Gtd. Notes	5.40	2/1/2043	100,000		95,500
Teck Resources,
Gtd. Notes	8.50	6/1/2024	30,000	[b]	32,400

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Metals & Mining - .2% (continued)
United States Steel,
Sr. Unscd. Notes	6.88	8/15/2025	100,000		96,220
					1,732,564
Radio & Television - .0%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/2020	40,000		40,100
Real Estate - .2%
CoreCivic,
Gtd. Notes	5.00	10/15/2022	125,000		121,094
CyrusOne,
Gtd. Notes	5.38	3/15/2027	95,000		95,712
Equinix,
Sr. Unscd. Notes	5.38	4/1/2023	49,000		49,858
Equinix,
Sr. Unscd. Notes	5.88	1/15/2026	200,000		207,400
ESH Hospitality,
Gtd. Notes	5.25	5/1/2025	75,000	[b]	74,333
FelCor Lodging,
Gtd. Notes	6.00	6/1/2025	50,000		51,563
GEO Group,
Gtd. Notes	5.13	4/1/2023	50,000		45,813
GEO Group,
Gtd. Notes	6.00	4/15/2026	100,000		89,750
Iron Mountain,
Gtd. Notes	5.25	3/15/2028	100,000	[b]	93,500
Iron Mountain,
Gtd. Notes	5.75	8/15/2024	125,000		124,375
Iron Mountain US Holdings,
Gtd. Notes	5.38	6/1/2026	50,000	[b]	47,813
iStar,
Sr. Unscd. Bonds	6.00	4/1/2022	100,000		100,000
Mack-Cali Realty,
Sr. Unscd. Notes	3.15	5/15/2023	30,000		25,650
MGM Growth Properties Operating
Partnership,
Gtd. Notes	4.50	9/1/2026	100,000		95,250
MPT Operating Partnership,
Gtd. Notes	5.00	10/15/2027	50,000		48,800
MPT Operating Partnership,
Gtd. Notes	5.25	8/1/2026	75,000		75,750
Realogy Group,
Gtd. Notes	4.88	6/1/2023	75,000	[b]	68,438
Realogy Group,
Gtd. Notes	5.25	12/1/2021	50,000	[b]	50,044
RHP Hotel Properties,
Gtd. Notes	5.00	4/15/2023	100,000		100,875

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Real Estate - .2% (continued)
RHP Hotel Properties,
Gtd. Notes	5.00	4/15/2021	60,000		60,375
SBA Communications,
Sr. Unscd. Notes	4.88	7/15/2022	125,000		126,912
SBA Communications,
Sr. Unscd. Notes	4.88	9/1/2024	85,000		85,425
Starwood Property Trust,
Sr. Unscd. Notes	5.00	12/15/2021	15,000		15,188
Uniti Group,
Gtd. Notes	8.25	10/15/2023	150,000		139,500
Uniti Group,
Sr. Scd. Notes	6.00	4/15/2023	75,000	[b]	71,250
WeWork Cos,
Gtd. Notes	7.88	5/1/2025	45,000	[b]	40,955
					2,105,623
Retailing - .2%
Asbury Automotive Group,
Gtd. Notes	6.00	12/15/2024	55,000		55,550
Beacon Escrow,
Gtd. Notes	4.88	11/1/2025	100,000	[b]	93,500
Conn's,
Gtd. Notes	7.25	7/15/2022	10,000		9,500
DriveTime Automotive Group,
Sr. Scd. Notes	8.00	6/1/2021	60,000	[b]	60,150
Golden Nugget,
Sr. Unscd. Notes	6.75	10/15/2024	75,000	[b]	75,187
Group 1 Automotive,
Gtd. Notes	5.00	6/1/2022	25,000		24,875
KFC Holding,
Gtd. Notes	4.75	6/1/2027	100,000	[b]	97,125
KFC Holding,
Gtd. Notes	5.25	6/1/2026	75,000	[b]	76,125
L Brands,
Gtd. Notes	6.69	1/15/2027	65,000		62,075
L Brands,
Gtd. Notes	6.75	7/1/2036	75,000		64,125
L Brands,
Gtd. Notes	6.88	11/1/2035	75,000		64,688
Men's Wearhouse,
Gtd. Notes	7.00	7/1/2022	35,000		35,306
Michaels Stores,
Gtd. Notes	5.88	12/15/2020	75,000	[b]	75,094
New Red Finance,
Scd. Notes	5.00	10/15/2025	100,000	[b]	96,750
New Red Finance,
Sr. Scd. Notes	4.25	5/15/2024	150,000	[b]	145,500

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Retailing - .2% (continued)
New Red Finance,
Sr. Scd. Notes	4.63	1/15/2022	50,000	[b]	50,224
Penske Automotive Group,
Gtd. Notes	5.50	5/15/2026	75,000		73,594
Petsmart,
Gtd. Notes	7.13	3/15/2023	200,000	[b]	126,500
Rite Aid,
Gtd. Notes	6.13	4/1/2023	150,000	[b]	127,125
Sally Holdings,
Gtd. Notes	5.63	12/1/2025	75,000		73,313
Sonic Automotive,
Gtd. Notes	5.00	5/15/2023	75,000		71,813
Yum! Brands,
Sr. Unscd. Notes	3.75	11/1/2021	100,000		99,000
Yum! Brands,
Sr. Unscd. Notes	3.88	11/1/2020	15,000		14,963
					1,672,082
Semiconductors & Semiconductor Equipment - .0%
Advanced Micro Devices,
Sr. Unscd. Notes	7.50	8/15/2022	150,000		163,125
Amkor Technology,
Sr. Unscd. Notes	6.38	10/1/2022	75,000		75,937
NXP Funding,
Gtd. Notes	4.63	6/15/2022	50,000	[b]	50,984
Sensata Technologies,
Gtd. Notes	6.25	2/15/2026	75,000	[b]	78,469
					368,515
Technology Hardware & Equipment - .1%
Booz Allen Hamilton,
Gtd. Notes	5.13	5/1/2025	50,000	[b]	49,250
Dell,
Sr. Unscd. Bonds	4.63	4/1/2021	45,000		45,422
Diamond 1 Finance,
Gtd. Notes	5.88	6/15/2021	150,000	[b]	152,808
EMC,
Sr. Unscd. Notes	2.65	6/1/2020	100,000		98,457
GCI,
Sr. Unscd. Notes	6.75	6/1/2021	75,000		75,375
GCI,
Sr. Unscd. Notes	6.88	4/15/2025	85,000		84,787
Harland Clarke Holdings,
Sr. Unscd. Notes	9.25	3/1/2021	50,000	[b]	48,750
Leidos Holdings,
Sr. Scd. Notes, Ser. 1	5.95	12/1/2040	75,000		70,252
NCR,
Gtd. Notes	4.63	2/15/2021	75,000		74,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Technology Hardware & Equipment - .1% (continued)
NCR,
Gtd. Notes	5.00	7/15/2022	75,000		74,339
Western Digital,
Gtd. Notes	4.75	2/15/2026	90,000		83,925
					857,615
Telecommunication Services - .4%
Anixter,
Gtd. Notes	5.13	10/1/2021	20,000		20,425
CenturyLink,
Sr. Unscd. Bonds, Ser. P	7.60	9/15/2039	120,000		99,000
CenturyLink,
Sr. Unscd. Notes, Ser. Y	7.50	4/1/2024	75,000		76,219
Cincinnati Bell,
Gtd. Notes	7.00	7/15/2024	75,000	[b]	65,063
Cogent Communications Finance,
Gtd. Notes	5.63	4/15/2021	150,000	[b]	151,125
CommScope,
Gtd. Notes	5.00	6/15/2021	75,000	[b]	75,187
CommScope,
Gtd. Notes	5.50	6/15/2024	75,000	[b]	70,406
CommScope Technologies Finance,
Gtd. Notes	6.00	6/15/2025	75,000	[b]	71,250
Consolidated Communications,
Gtd. Notes	6.50	10/1/2022	75,000		69,000
Embarq,
Sr. Unscd. Notes	8.00	6/1/2036	50,000		47,500
Frontier Communications,
Scd. Notes	8.50	4/1/2026	75,000	[b]	68,231
Frontier Communications,
Sr. Unscd. Notes	7.63	4/15/2024	100,000		54,750
Frontier Communications,
Sr. Unscd. Notes	9.00	8/15/2031	50,000		27,625
Frontier Communications,
Sr. Unscd. Notes	10.50	9/15/2022	125,000		89,609
Frontier Communications,
Sr. Unscd. Notes	11.00	9/15/2025	300,000		195,000
Hughes Satellite Systems,
Gtd. Notes	6.63	8/1/2026	75,000		72,375
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/2021	130,000		138,125
Hughes Satellite Systems,
Sr. Scd. Notes	5.25	8/1/2026	75,000		72,094
Inmarsat Finance,
Gtd. Notes	4.88	5/15/2022	125,000	[b]	121,562
Intelsat Jackson Holdings,
Gtd. Bonds	5.50	8/1/2023	150,000		137,062

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Telecommunication Services - .4% (continued)
Intelsat Jackson Holdings,
Gtd. Notes	9.75	7/15/2025	150,000	[b]	156,937
Intelsat Jackson Holdings,
Sr. Scd. Notes	8.00	2/15/2024	75,000	[b]	78,281
Intelsat Luxembourg,
Gtd. Bonds	8.13	6/1/2023	100,000		83,687
Level 3 Financing,
Gtd. Notes	5.38	8/15/2022	150,000		151,545
Nokia OYJ,
Sr. Unscd. Notes	3.38	6/12/2022	50,000		49,313
Qwest,
Sr. Unscd. Debs.	6.88	9/15/2033	125,000		117,963
Qwest,
Sr. Unscd. Notes	7.25	9/15/2025	50,000		52,840
Sprint,
Gtd. Notes	7.13	6/15/2024	300,000		309,000
Sprint,
Gtd. Notes	7.88	9/15/2023	300,000		319,500
Sprint Capital,
Gtd. Notes	6.88	11/15/2028	200,000		199,250
Sprint Capital,
Gtd. Notes	8.75	3/15/2032	100,000		110,000
Sprint Communications,
Sr. Unscd. Notes	6.00	11/15/2022	200,000		203,038
Telecom Italia,
Gtd. Notes	8.88	11/15/2024	75,000	[b]	78,844
Telecom Italia,
Sr. Unscd. Notes	5.30	5/30/2024	75,000	[b]	71,531
Telecom Italia Capital,
Gtd. Notes	6.38	11/15/2033	100,000		91,300
Telecom Italia Capital,
Gtd. Notes	7.20	7/18/2036	150,000		145,545
T-Mobile USA,
Gtd. Bonds	6.50	1/15/2026	100,000		106,000
T-Mobile USA,
Gtd. Notes	4.00	4/15/2022	50,000		49,688
T-Mobile USA,
Gtd. Notes	4.75	2/1/2028	175,000		168,437
T-Mobile USA,
Gtd. Notes	5.13	4/15/2025	100,000		101,375
T-Mobile USA,
Gtd. Notes	5.38	4/15/2027	100,000		101,125
T-Mobile USA,
Gtd. Notes	6.38	3/1/2025	150,000		156,000
					4,622,807

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)[a]		Value ($)
Bonds and Notes - 5.2% (continued)
Transportation - .0%
XPO Logistics,
Gtd. Notes	6.13	9/1/2023	25,000	[b]	25,484
XPO Logistics,
Gtd. Notes	6.50	6/15/2022	40,000	[b]	41,000
					66,484
Utilities - .1%
AES,
Sr. Unscd. Notes	4.88	5/15/2023	200,000		202,500
AES ,
Sr. Unscd. Notes	5.13	9/1/2027	95,000		97,612
AmeriGas Partners,
Sr. Unscd. Notes	5.63	5/20/2024	75,000		74,437
AmeriGas Partners,
Sr. Unscd. Notes	5.88	8/20/2026	75,000		74,273
Calpine,
Sr. Scd. Notes	5.25	6/1/2026	130,000	[b]	123,987
Calpine,
Sr. Scd. Notes	5.88	1/15/2024	75,000	[b]	75,187
Calpine,
Sr. Unscd. Notes	5.75	1/15/2025	170,000		160,650
Clearway Energy,
Gtd. Notes	5.38	8/15/2024	75,000		69,938
InterGen,
Sr. Scd. Notes	7.00	6/30/2023	75,000	[b]	66,000
NGL Energy Partners,
Gtd. Notes	6.13	3/1/2025	75,000		68,156
NRG Energy,
Gtd. Notes	6.63	1/15/2027	75,000		79,235
NRG Energy,
Gtd. Notes	7.25	5/15/2026	75,000		81,319
Talen Energy Supply,
Gtd. Notes	9.50	7/15/2022	75,000	[b]	76,875
Vistra Energy,
Gtd. Notes	7.38	11/1/2022	85,000		88,612
Vistra Energy,
Gtd. Notes	7.63	11/1/2024	59,000		62,835
					1,401,616
Total Bonds and Notes
(cost $60,226,347)					57,654,058
Description /Number of	Exercise	Expiration	Notional
Contracts/Counterparty	Price	Date	Amount ($)		Value ($)
Options Purchased - .2%
Put Options - .2%
Undly Financial Comm Future Id
Contracts 1,289	2,150	6/21/2019	138,567,500		779,845
Undly Financial Comm Future Id
Contracts 2,577	2,000	9/20/2019	257,700,000		1,932,750

Description /Number of	Exercise		Expiration	Notional
Contracts/Counterparty	Price		Date	Amount ($)[a]		Value ($)
Options Purchased - .2% (continued)
Put Options - .2% (continued)
Swiss Market Index
Contracts 140 Goldman Sachs	CHF	8,878	3/15/2019	1,242,862		21,489
Swiss Market Index
Contracts 310 Goldman Sachs	CHF	8,447	3/15/2019	2,618,570		13,391
Total Options Purchased
(cost $8,288,954)						2,747,475
				Shares
Exchange-Traded Funds - 4.7%
Registered Investment Companies - 4.7%
iShares TIPS Bond ETF
(cost $51,765,923)				472,727		52,505,788

Short-Term Investments - 75.7%
U. S. Government Securities
U. S. Treasury Bills	2.43		4/4/2019	236,095,100	[c]	235,137,538
U. S. Treasury Bills	2.54		6/13/2019	31,000,000	[c]	30,729,899
U. S. Treasury Bills	2.29		3/14/2019	283,296,500	[c]	282,543,934
U. S. Treasury Bills	2.52		5/23/2019	244,526,400	[c]	242,745,177
U. S. Treasury Bills	2.53		6/20/2019	51,600,000	[c,d]	51,127,817
Total Short-Term Investments
(cost $842,188,082)						842,284,365
	1-Day
Description	Yield (%)			Shares		Value ($)
Investment Companies - 11.8%
Registered Investment Companies - 11.8%
Dreyfus Institutional Preferred
Government Plus Money Market
Fund
(cost $131,004,424)	2.37			131,004,424	[e]	131,004,424
Total Investments (cost $1,093,473,730)				97.6%		1,086,196,110
Cash and Receivables (Net)				2.4%		26,911,813
Net Assets				100.0%		1,113,107,923

ETF—Exchange-Traded Fund
CHF—Swiss Franc

a	Amount stated in U.S. Dollars unless otherwise noted above.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities were valued at $24,404,372 or 2.19% of net assets.

c	Security is a discount security. Income is recognized through the accretion of discount.
d	Held by a counterparty for open exchange traded derivative contracts.
e	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dynamic Total Return Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	57,654,058	-	57,654,058
Exchange-Traded Funds	52,505,788	-	-	52,505,788
Investment Company	131,004,424	-	-	131,004,424
U.S. Treasury	-	842,284,365	-	842,284,365
Other Financial Instruments:
Futures††	39,728,416	-	-	39,728,416
Forward Foreign Currency Exchange	-	12,697,191	-	12,697,191
Contracts††
Options Purchased	2,712,595	34,880	-	2,747,475
Swaps††	-	10,447	-	10,447
Liabilities ($)
Other Financial Instruments:
Futures††	(5,447,450)	-	-	(5,447,450)
Forward Foreign Currency Exchange
Contracts††	-	(8,526,451)	-	(8,526,451)
Options Written	-	(1,749,913)	-	(1,749,913)
Swaps††	-	(8,509 ,)	-	(8,509)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
Dynamic Total Return Fund
January 31, 2019 (Unaudited)

						Unrealized
	Number of		Notional			Appreciation
Description	Contracts	Expiration	Value ($)		Value ($)	(Depreciation) ($)
Futures Long
Amsterdam Exchange
Index	313	2/19	35,779,787	[a]	37,184,501	1,404,714
Brent Crude	95	6/19	5,747,341	[b]	5,796,900	49,559
CAC 40 10 Euro	424	2/19	23,363,160	[a]	24,221,842	858,682
Canadian 10 Year Bond	574	3/19	59,757,451	[a]	60,128,133	370,682
Cocoa	265	5/19	6,428,162	[b]	5,853,850	(574,312)
Coffee "C"	30	3/19	1,135,793	[b]	1,191,375	55,582
Copper	58	3/19	4,026,671	[b]	4,037,525	10,854
Corn No.2 Yellow	406	5/19	7,913,903	[b]	7,820,575	(93,328)
Crude Soybean Oil	712	5/19	12,680,836	[b]	13,021,056	340,220
DAX	126	3/19	39,500,283	[a]	40,215,635	715,352
FTSE 100	1,189	3/19	104,290,981	[a]	107,643,963	3,352,982
FTSE/MIB Index	540	3/19	57,883,516	[a]	60,884,364	3,000,848
Gasoline	20	3/19	1,250,578	[b]	1,329,216	78,638
Gold 100 oz	113	4/19	14,629,376	[b]	14,974,760	345,384
Hard Red Winter Wheat	33	5/19	838,258	[b]	839,438	1,180
Japanese 10 Year Bond	18	3/19	25,224,517	[a]	25,232,224	7,707
Live Cattle	11	4/19	552,790	[b]	555,720	2,930
LME Primary Nickel	11	3/19	810,579	[b]	821,469	10,890
LME Refined Pig Lead	4	3/19	200,712	[b]	211,150	10,438
LME Zinc	7	3/19	463,071	[b]	479,238	16,167
Long Gilt	552	3/19	88,869,053	[a]	89,436,115	567,062
Low Sulphur Gas Oil	15	6/19	991,882	[b]	871,125	(120,757)
Mini MSCI Emerging
Markets Index	463	3/19	22,582,543		24,645,490	2,062,947
Natural Gas	19	9/19	554,067	[b]	544,540	(9,527)
NY Harbor ULSD	76	5/19	5,957,243	[b]	5,965,848	8,605
NYMEX Palladium	3	3/19	355,161	[b]	389,970	34,809
Platinum	311	4/19	12,428,696	[b]	12,824,085	395,389
S&P/Toronto Stock
Exchange 60 Index	73	3/19	9,617,315	[a]	10,309,281	691,966
Silver	6	3/19	463,101	[b]	482,160	19,059
Soybean	33	5/19	1,498,728	[b]	1,533,263	34,535
Standard & Poor's 500 E-
mini	1,814	3/19	230,784,296		245,298,150	14,513,854
Sugar No.11	36	4/19	523,583	[b]	516,499	(7,084)
Topix	1,147	3/19	162,433,350	[a]	165,113,243	2,679,893
U.S. Treasury 10 Year
Notes	4,159	3/19	502,390,891		509,347,531	6,956,640

STATEMENT OF FUTURES (Unaudited) (continued)

						Unrealized
	Number of		Notional			Appreciation
Description	Contracts	Expiration	Value ($)		Value ($)	(Depreciation) ($)
Futures Short
ASX SPI 200	326	3/19	32,893,365	[a]	34,384,260	(1,490,895)
Australian 10 Year Bond	1,221	3/19	117,883,106	[a]	118,504,312	(621,206)
Australian 10 Year Bond	18	3/19	1,726,995	[a]	1,746,992	(19,997)
Chicago SRW Wheat	78	5/19	2,101,882	[b]	2,034,825	67,057
Coffee "C"	30	3/19	1,376,578	[b]	1,191,375	185,203
Coffee "C"	80	5/19	3,141,369	[b]	3,270,000	(128,631)
Cotton No.2	76	5/19	2,803,608	[b]	2,875,080	(71,472)
Cotton No.2	2	5/19	74,441	[b]	75,660	(1,219)
Crude Oil	38	6/19	1,904,315	[b]	2,074,800	(170,485)
Crude Oil	41	5/19	2,020,326	[b]	2,238,600	(218,274)
Euro-Bond	196	3/19	36,956,281	[a]	37,166,673	(210,392)
Gasoline	115	5/19	7,893,250	[b]	7,761,810	131,440
Gasoline	20	3/19	1,386,977	[b]	1,329,216	57,761
Hang Seng	133	2/19	23,367,407	[a]	23,774,969	(407,562)
Hard Red Winter Wheat	260	5/19	6,872,310	[b]	6,613,750	258,560
IBEX 35 Index	185	2/19	18,726,518	[a]	19,173,418	(446,900)
Japanese 10 Year Bond	53	3/19	73,901,989	[a]	74,294,882	(392,893)
Lean Hog	18	4/19	489,219	[b]	433,620	55,599
LME Primary Aluminum	117	3/19	5,740,355	[b]	5,591,138	149,217
NYMEX Palladium	3	3/19	342,142	[b]	389,970	(47,828)
Silver	43	3/19	3,040,792	[b]	3,455,480	(414,688)
Soybean	207	5/19	9,702,401	[b]	9,617,738	84,663
Soybean Meal	76	5/19	2,409,197	[b]	2,386,400	22,797
Soybean Meal	217	5/19	6,932,351	[b]	6,813,800	118,551
Gross Unrealized Appreciation						39,728,416
Gross Unrealized Depreciation						(5,447,450)

[a] Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
[b] These securities are wholly-owned by the Subsidiary referenced in Note 1.

See notes to consolidated financial statements.

STATEMENT OF OPTIONS WRITTEN
Dynamic Total Return Fund
January 31, 2019 (Unaudited)

Description/ Contracts/		Expiration	Notional
Counterparties	Exercise Price	Date	Amount [a]		Value ($)
Call Options:
Undly Financial Comm Future Id
Contracts 415	2,720	3/1/19	56,440,000		(701,350)
Undly Financial Comm Future Id
Contracts 419	2,700	2/15/19	56,565,000		(695,540)
Swiss Market Index
Contracts 310, Goldman Sachs	8,447	3/15/19	2,618,570	CHF	(149,708)
Swiss Market Index
Contracts 140, Goldman Sachs	8,878	3/15/19	1,242,862	CHF	(22,350)
Put Options:
Undly Financial Comm Future Id
Contracts 415	2,500	3/1/19	51,875,000		(134,875)
Undly Financial Comm Future Id
Contracts 419	2,485	2/15/19	52,060,750		(46,090)
Total Options Written
(premiums received $1,352,791)					(1,749,913)

[a]	Notional amount stated in U.S. Dollars unless otherwise indicated.

CHF—Swiss Franc
See notes to consolidated financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dynamic Total Return Fund
January 31, 2019 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Bank of Montreal
		United States
Norwegian Krone	212,436,390	Dollar	24,986,141	3/20/19	257,465
United States
Dollar	36,626,835	Swiss Franc	35,905,103	3/20/19	352,695
		United States
Australian Dollar	20,332,842	Dollar	14,639,443	3/20/19	150,738
United States
Dollar	19,822,668	Swedish Krona	178,534,053	3/20/19	15,343
United States		New Zealand
Dollar	2,171,244	Dollar	3,153,019	3/20/19	(10,375)
		United States
British Pound	37,521,169	Dollar	47,388,861	3/20/19	1,946,217
United States
Dollar	22,657,427	British Pound	17,297,000	3/20/19	(85,704)
		United States
Canadian Dollar	9,885,917	Dollar	7,398,365	3/20/19	134,038
United States
Dollar	40,865,623	Euro	35,510,621	3/20/19	51,276
		United States
Japanese Yen	978,963,000	Dollar	8,965,150	3/20/19	57,878
United States
Dollar	47,956,893	Japanese Yen	5,373,905,597	3/20/19	(1,573,987)
Citigroup
		United States
Swedish Krona	261,866,000	Dollar	29,179,725	3/20/19	(127,200)
		United States
Swiss Franc	19,858,000	Dollar	20,170,293	3/20/19	(108,190)
United States
Dollar	20,676,592	Swiss Franc	20,359,000	3/20/19	108,340
New Zealand		United States
Dollar	87,679,000	Dollar	59,664,509	3/20/19	1,001,859
		United States
Canadian Dollar	13,308,000	Dollar	10,053,334	3/20/19	86,466
United States
Dollar	7,936,888	Canadian Dollar	10,584,000	3/20/19	(127,407)
		United States
Japanese Yen	9,559,576,000	Dollar	86,559,972	3/20/19	1,549,915
		United States
Euro	37,611,000	Dollar	43,129,389	3/20/19	99,041
United States
Dollar	73,119,351	Euro	63,625,686	3/20/19	(9,215)
		United States
British Pound	7,128,000	Dollar	9,070,918	3/20/19	301,403

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Citigroup (continued)
United States
Dollar	40,155,121	British Pound	30,815,000	3/20/19	(362,285)
United States
Dollar	77,481,805	Australian Dollar	109,171,000	3/20/19	(1,929,565)
		United States
Norwegian Krone	22,487,000	Dollar	2,648,958	3/20/19	23,150
United States
Dollar	3,985,194	Norwegian Krone	34,481,000	3/20/19	(112,149)
Credit Suisse International
United States
Dollar	53,491,641	Euro	46,607,686	3/20/19	(77,184)
Goldman Sachs
		United States
Swiss Franc	4,280,000	Dollar	4,393,303	3/20/19	(69,313)
United States
Dollar	9,556,144	Australian Dollar	13,383,000	3/20/19	(178,697)
		United States
Swedish Krona	17,634,000	Dollar	1,991,202	3/20/19	(34,811)
New Zealand		United States
Dollar	8,331,000	Dollar	5,638,337	3/20/19	126,002
		United States
Japanese Yen	1,856,708,000	Dollar	17,203,018	3/20/19	(89,881)
United States
Dollar	53,660,128	Euro	46,607,686	3/20/19	91,303
		United States
Canadian Dollar	11,016,000	Dollar	8,294,662	3/20/19	98,788
		United States
Swiss Franc	1,874	Dollar	1,883	2/6/19	2
Morgan Stanley
United States
Dollar	38,943,619	Swiss Franc	38,149,169	3/20/19	402,348
United States
Dollar	21,070,850	Swedish Krona	189,692,431	3/20/19	25,567
		United States
British Pound	39,866,241	Dollar	50,358,637	3/20/19	2,059,883
		United States
Australian Dollar	21,603,642	Dollar	15,547,795	3/20/19	166,770
		United States
Canadian Dollar	10,503,785	Dollar	7,859,644	3/20/19	143,533
United States		New Zealand
Dollar	2,306,833	Dollar	3,350,082	3/20/19	(11,137)
United States
Dollar	50,977,400	Japanese Yen	5,709,774,694	3/20/19	(1,649,160)
		United States
Norwegian Krone	194,233,914	Dollar	22,814,545	3/20/19	266,078
RBC Capital Markets
United States
Dollar	53,649,035	Euro	46,607,686	3/20/19	80,210

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
State Street Bank and Trust Company
		United States
Swiss Franc	4,295,000	Dollar	4,389,250	3/20/19	(50,106)
United States
Dollar	38,935,233	Swiss Franc	38,149,169	3/20/19	393,962
		United States
Norwegian Krone 194,233,914		Dollar	22,825,961	3/20/19	254,662
United States
Dollar	5,496,291	Norwegian Krone	47,630,000	3/20/19	(163,535)
		United States
Euro	4,769,000	Dollar	5,489,672	3/20/19	(8,393)
United States
Dollar	50,990,830	Japanese Yen	5,709,774,694	3/20/19	(1,635,730)
United States
Dollar	21,061,408	Swedish Krona	189,692,431	3/20/19	16,125
		United States
Australian Dollar	21,603,642	Dollar	15,557,927	3/20/19	156,638
		United States
British Pound	39,866,241	Dollar	50,279,303	3/20/19	2,139,216
United States
Dollar	4,421,054	British Pound	3,440,000	3/20/19	(102,064)
United States		New Zealand
Dollar	2,307,607	Dollar	3,350,082	3/20/19	(10,363)
		United States
Canadian Dollar	10,503,785	Dollar	7,862,897	3/20/19	140,280
Gross Unrealized Appreciation					12,697,191
Gross Unrealized Depreciation					(8,526,451)

See notes to consolidated financial statements.

STATEMENT OF SWAP AGREEMENTS
Dynamic Total Return Fund
January 31, 2019 (Unaudited)

OTC Credit Default Swaps

Reference				Upfront	Unrealized
Obligation/	Maturity	Notional	Market	Payments/	Appreciation
Counterparty	Date	Amount ($)[1]	Value ($)	Receipts ($)	(Depreciation)($)
Sold Contracts:[2]
Merrill Lynch, Pierce, Fenner & Smith
Cdx. Na.Hy.31 Cds_Idx
Received Fixed Rate
of 5.00 3 Month	12/20/23	5,390,000	322,634	352,886	1,938
Gross Unrealized Appreciation					10,447
Gross Unrealized Depreciation					(8,509)

[1]

The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[2]

If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

NOTES

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the

NOTES

termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

At January 31, 2019, accumulated net unrealized depreciation on investments was $7,277,620, consisting of $1,093,910 gross unrealized appreciation and $8,371,530 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      March 18, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)